As filed with the Securities and Exchange             Registration No. 333-09515
Commission on April 20, 1999                          Registration No. 811-2512

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                        POST-EFFECTIVE AMENDMENT NO. 7 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


--------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)


--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                   60 days after filing pursuant to paragraph (a)(1) of Rule 485
      --------
         X         on May 3, 1999 pursuant to paragraph (b) of Rule 485
      --------

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET


FORM N-4 ITEM NO.                     PART A (PROSPECTUS)                             LOCATION - PROSPECTUS

         1           Cover Page...........................................  Cover Page

         2           Definitions..........................................  Not Applicable

         3           Synopsis.............................................  Contract Overview; Fee Table

         4           Condensed Financial Information......................  Condensed Financial Information; Appendix
                                                                            III - Condensed Financial Information

         5           General Description of Registrant, Depositor, and
                     Portfolio Companies..................................  Other Topics - The Company; Variable
                                                                            Annuity Account B; Appendix II -
                                                                            Description of Underlying Funds

         6           Deductions and Expenses..............................  Fees

         7           General Description of Variable Annuity Contracts....  Contract Overview; Other Topics

         8           Annuity Period.......................................  Income Payments

         9           Death Benefit........................................  Death Benefit

        10           Purchases and Contract Value.........................  Purchase; Calculating Variable Income
                                                                            Payments

        11           Redemptions..........................................  Right to Cancel

        12           Taxes................................................  Taxation

        13           Legal Proceedings....................................  Other Topics - Legal Matters and
                                                                            Proceedings

        14           Table of Contents of the Statement of Additional
                     Information..........................................  Statement of Additional Information -
                                                                            Table of Contents

FORM N-4 ITEM NO.        PART B (STATEMENT OF ADDITIONAL INFORMATION)          LOCATION - STATEMENT OF ADDITIONAL
                                                                                            INFORMATION

        15           Cover Page...........................................   Cover Page

        16           Table of Contents....................................   Table of Contents

        17           General Information and History......................   General Information and History

        18           Services.............................................   General Information and History;
                                                                             Independent Auditors

        19           Purchase of Securities Being Offered.................   Offering and Purchase of Contracts

        20           Underwriters.........................................   Offering and Purchase of Contracts

        21           Calculation of Performance Data......................   Performance Data; Average Annual Total
                                                                             Return Quotations

        22           Annuity Payments.....................................   Income Payments

        23           Financial Statements.................................   Financial Statements

                           Part C (Other Information)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

               Aetna Immediate Annuity Prospectus - May 3, 1999
--------------------------------------------------------------------------------

The Funds
Aetna Ascent VP
Aetna Balanced VP, Inc.

Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Variable Fund d/b/a Aetna Growth and Income VP
Aetna Index Plus Large Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Aetna Real Estate Securities VP
Aetna Small Company VP
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund
Fidelity Variable Insurance Products Fund (VIP) High Income Portfolio Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Oppenheimer Aggressive Growth Fund/VA
Oppenheimer Main Street Growth and Income Fund/VA
Oppenheimer Strategic Bond Fund/VA
Portfolio Partners MFS Emerging Equities Portfolio
Portfolio Partners MFS Value Equity Portfolio
Portfolio Partners Scudder International Growth Portfolio
Portfolio Partners T. Rowe Price Growth Equity Portfolio

The Contract. The contract described in this prospectus is a fixed or variable, group or individual, immediate annuity contract issued by Aetna Life Insurance and Annuity Company (the Company, we, us, our). It is available as a non qualified contract, or as a qualified contract for use with a traditional Individual Retirement Annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended (Tax Code) or with retirement plans qualifying under Tax Code sections 401, 403(b) or 457. Contracts sold in New York are not available for 457 plans.


Why Reading this Prospectus is Important. This prospectus contains facts about the contract and its investment options that you should know before investing. The information will help you determine if the contract is right for you. If you do invest in the contract, retain this document for future reference.

Table of Contents . . . page 3

Contract Design. The contract is designed to:

>Provide income payments for a specified period or for life

>Offer a variety of variable investment options and a fixed dollar option to fund income payments

>Provide the option to have a death benefit available for a designated beneficiary

Getting Additional Information. You may obtain the May 3, 1999, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or by calling us at 1-800-238-6273. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account are posted on the Securities Exchange Commission (SEC) web site, http://www.sec.gov and may also be obtained, free of charge, by contacting the SEC Public Reference Room at 202-942-8090. The SAI table of contents is listed on page 32 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

Investment Options. When you purchase the contract, your purchase payment, less any premium tax, will be applied to the investment options you select. If you select variable investment options, you will receive variable income payments. If you select the fixed dollar option, you will receive fixed income payments. If you select one or more variable investment options and the fixed dollar option, a portion of your payment will vary and a portion will remain fixed. Certain options may be unavailable through your contract, your plan or in your state.

Variable Income Payments. If you select variable income payments, the amount of your payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts. The subaccounts

--------------------------------------------------------------------------------

are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Subaccount performance will vary depending on the performance of the underlying fund. You do not invest directly in or hold shares of the funds.

The funds in which the subaccounts invest have various risks. For information about risks of investing in the funds see "Investment Options" in this prospectus and each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Fixed Income Payments. If you select fixed payments, your purchase payment, less any premium tax, will be applied to the fixed dollar option and your payment amount will not vary. Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed dollar option in Appendix I of this prospectus.

                                TABLE OF CONTENTS



 Contract Overview .................................................  4
 Contract Design
 Who's Who
 Contract Rights
 The Contract and Retirement Plans
 Contract Facts
 Questions: Contacting the Company
 Sending Forms and Written Requests in Good Order
Fee Table ..........................................................  6
Condensed Financial Information .................................... 11
Purchase ........................................................... 11
Right to Cancel .................................................... 12
Income Payments .................................................... 12
Calculating Variable Income Payments ............................... 15
Investment Options ................................................. 16
Fees ............................................................... 18
Death Benefit ...................................................... 21
Withdrawals ........................................................ 22
Taxation ........................................................... 23
Other Topics ....................................................... 29

The Company -- Variable Annuity Account B -- Performance Reporting --
Distribution -- Transfer of Ownership -- Payment Delay or Suspension
-- Voting Rights -- Contract Modification -- Legal Matters and
Proceedings -- Financial Statements -- Year 2000 Readiness

Contents of the Statement of Additional Information ................ 32
Appendix I Fixed Dollar Option ..................................... 33
Appendix II Description of Underlying Funds ........................ 36
Appendix III Condensed Financial Information ....................... 51

Contract Overview
--------------------------------------------------------------------------------
The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.

--------------------------------------------------------------------------------
                                Contract Design
--------------------------------------------------------------------------------

The contract is designed for individuals who would like regular income payments from an annuity contract.

--------------------------------------------------------------------------------
                                   Who's Who
--------------------------------------------------------------------------------

Contract Holder (you): The person to whom we issue an individually owned contract or the participant under a group contract.

Participant: The individual who participates in a group contract, generally in connection with a retirement plan.

The Company (we, us): Aetna Life Insurance and Annuity Company. We issue the contract.

--------------------------------------------------------------------------------
                                Contract Rights
--------------------------------------------------------------------------------

Contract holders hold the rights under the contract. Generally, the contract holder is either an individual to whom we issue an individual contract or a participant under a group contract. For contracts issued in connection with 457 plans, the plan sponsor is the contract holder and holds the rights under the contract. Section 457 plan sponsors may allow their participants to exercise certain limited contract rights. For example, the section 457 plan sponsor has the right to make investment selections, but may permit their individual participants to exercise that right.

--------------------------------------------------------------------------------
                       The Contract and Retirement Plans
--------------------------------------------------------------------------------

We may offer this contract to employees or other individuals in connection with a retirement plan.

Plan Type. We refer to a retirement plan by the Tax Code section under which it qualifies. For example: a "457 plan" is a plan that qualifies for tax treatment under Tax Code section 457. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

--------------------------------------------------------------------------------
                                 Contract Facts
--------------------------------------------------------------------------------

Income Payment Options. You may select from a number of features for your payments including: duration, number of payees, payments to beneficiaries, guaranteed minimum payment amount, variable or fixed payments, and more. Some features require payment of additional fees. See "Income Payments."

Free look/Right to Cancel. You may cancel the contract no later than ten days after receipt of the contract; some states allow more than ten days. Participants in 403(b) plans and some 401 plans may cancel their participation in the contract no later than ten days after they receive evidence of participation in the contract. See "Right to Cancel."

Death Benefit. If any guaranteed income payments remain to be paid at the time of the death of the annuitant or both annuitants, if applicable, they may be paid to your beneficiary. See "Death Benefit."

Withdrawals. Some payment options allow you to withdraw a portion or all of any remaining guaranteed payments. An early withdrawal charge may apply. See "Withdrawals."

Fees. Certain fees associated with the contract will reduce income payments. See "Fee Table" and "Fees."

Taxation. The Tax Code has certain rules that apply to amounts distributed under the contract. Tax penalties may apply if rules are not followed. See "Taxation."

--------------------------------------------------------------------------------
                       Questions: Contacting the Company
--------------------------------------------------------------------------------

To answer your questions, contact your local representative or write or call our Home Office:

Aetna Life Insurance and Annuity Company
Attention: ARS Settlements
151 Farmington Avenue
Hartford, CT 06156
1-800-238-6273

--------------------------------------------------------------------------------
                Sending Forms and Written Requests in Good Order
--------------------------------------------------------------------------------

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or write or call us to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

In This Section:

>Maximum Transaction Fees

>Maximum Fees Deducted from the Subaccounts

>Fees Deducted by the Funds

>Hypothetical Examples of Fees You May Incur Over Time

Also see "Fees" for:

>Reduction or Elimination of Certain Fees

>How, When and Why Fees are Deducted

>Premium and Other Taxes

Fee Table
--------------------------------------------------------------------------------
Following is an overview of fees associated with the contract that may affect the amount of variable income payments. For fees applicable to fixed income payments, see Appendix I. Any applicable premium taxes are not reflected below. See "Fees" for additional information.


Maximum Transaction Fees

Early Withdrawal Charge
(As a percentage of the present value of remaining guaranteed payments withdrawn.(1))


                   Maximum Early Withdrawal Charge Schedule

        Number of Years from
      Contract Effective Date*         Early Withdrawal Charge
      ------------------------         -----------------------
       Fewer than 1                              7%
       1 or more but fewer than 2                6%
       2 or more but fewer than 3                5%
       3 or more but fewer than 4                4%
       4 or more but fewer than 5                3%
       5 or more but fewer than 6                2%
       6 or more but fewer than 7                1%
       7 or more                                 0%

 * For participants under a group contract, the early withdrawal charge will be calculated based upon the number of years from the certificate effective date.


Maximum Fees Deducted from the Subaccounts

(Daily deductions equal to the given percentage of values invested in the subaccounts, on an annual basis.)

For Contracts Without the Guaranteed Minimum Income Feature:

 Mortality and Expense Risk Charge ......................   1.25%
 Administrative Expense Charge ..........................   0.00%(2)
                                                            ----
 Total Separate Account Expenses ........................   1.25%
                                                            ====
For Contracts With the Guaranteed Minimum Income Feature:
 Mortality and Expense Risk Charge ......................   1.25%
 Administrative Expense Charge ..........................   0.00%(2)
 Guaranteed Minimum Income Charge .......................   1.00%
                                                            ----
 Total Separate Account Expenses ........................   2.25%
                                                            ====

(1) Although the maximum early withdrawal charge is 7% of the remaining guaranteed payments withdrawn, the total early withdrawal charge deducted will not exceed 8.5% of your purchase payment to the contract. See "Fees--Early Withdrawal Charge."

(2) We currently do not impose an administrative expense charge. We reserve, however, the right to impose this charge for new contracts and to deduct a daily charge from the subaccounts equivalent to not more than 0.25% annually.

Fees Deducted by the Funds

Using this Information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors impacting a fund, refer to the fund prospectus.

How Fees are Deducted. Fund fees are not deducted directly from your income payments. When a subaccount purchases shares of a fund, the fees are reflected in that purchase price, so income payments based on investments in that subaccount will be impacted indirectly by the fund fees. The following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1998, unless otherwise noted.


                                                                                        Total Fund                      Net Fund
                                                             Investment              Annual Expenses      Total      Annual Expenses
                                                              Advisory      Other    Without Waivers   Waivers and    After Waivers
                           Fund Name                           Fees(1)    Expenses    or Reductions     Reductions    or Reductions
                           ---------                         ----------   --------   ---------------   -----------   ---------------
Aetna Ascent VP(2)(3)                                          0.60%       0.15%         0.75%             0.00%           0.75%
Aetna Balanced VP, Inc.(3)                                     0.50%       0.09%         0.59%               --            0.59%
Aetna Bond VP(3)                                               0.40%       0.10%         0.50%               --            0.50%
Aetna Crossroads VP(2)(3)                                      0.60%       0.15%         0.75%             0.00%           0.75%
Aetna Growth VP(2)(3)                                          0.60%       0.15%         0.75%             0.00%           0.75%
Aetna Growth and Income VP(3)                                  0.50%       0.08%         0.58%               --            0.58%
Aetna Index Plus Large Cap VP(2)(3)                            0.35%       0.10%         0.45%             0.00%           0.45%
Aetna International VP(2)(3)                                   0.85%       1.22%         2.07%             0.92%           1.15%
Aetna Legacy VP(2)(3)                                          0.60%       0.16%         0.76%             0.00%           0.76%
Aetna Money Market VP(3)                                       0.25%       0.09%         0.34%               --            0.34%
Aetna Real Estate Securities VP(2)(3)                          0.75%       0.73%         1.48%             0.53%           0.95%
Aetna Small Company VP(2)(3)                                   0.75%       0.14%         0.89%             0.00%           0.89%
AIM V.I. Capital Appreciation Fund(4)                          0.62%       0.05%         0.67%               --            0.67%
AIM V.I. Growth Fund(4)                                        0.64%       0.08%         0.72%               --            0.72%
AIM V.I. Growth and Income Fund(4)                             0.61%       0.04%         0.65%               --            0.65%
AIM V.I. Value Fund(4)                                         0.61%       0.05%         0.66%               --            0.66%
Fidelity VIP High Income Portfolio(5)                          0.58%       0.12%         0.70%             0.00%           0.70%
Janus Aspen Growth Portfolio(6)                                0.72%       0.03%         0.75%             0.07%           0.68%
Janus Aspen Worldwide Growth Portfolio(6)                      0.67%       0.07%         0.74%             0.02%           0.72%
Oppenheimer Aggressive Growth Fund/VA(4)                       0.69%       0.02%         0.71%               --            0.71%
Oppenheimer Main Street Growth & Income Fund/VA(4)             0.74%       0.05%         0.79%               --            0.79%
Oppenheimer Strategic Bond Fund/VA(4)                          0.74%       0.06%         0.80%               --            0.80%
Portfolio Partners MFS Emerging Equities Portfolio(7)          0.68%       0.13%         0.81%             0.00%           0.83%
Portfolio Partners MFS Value Equity Portfolio(7)               0.65%       0.25%         0.90%               --            0.90%
Portfolio Partners Scudder International Growth Portfolio(7)   0.80%       0.20%         1.00%               --            1.00%
Portfolio Partners T. Rowe Price Growth Equity Portfolio(7)    0.60%       0.15%         0.75%               --            0.75%


                                                                     continued >

(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the management fees and are not charged to investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

(2) The investment adviser is contractually obligated through December 31, 1999 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the portfolio's Total Fund Annual Expenses do not exceed the percentage reflected under Net Fund Annual Expenses After Waivers or Reductions.

(3) Prior to May 1, 1998, the portfolio's investment adviser provided administrative services to the portfolio and assumed the portfolio's ordinary recurring direct costs under an administrative services agreement. After that date, the portfolio's investment adviser provided administrative services but no longer assumed all of the portfolio's ordinary recurring direct costs under an administrative services agreement. The administrative fee is 0.075% on the first $5 billion in assets and 0.050% on all assets over $5 billion. The "Other Expenses" shown are not based on actual figures for the year ended December 31, 1998, but reflect the fee payable under the new administrative services agreement and estimates the portfolio's ordinary recurring direct costs.

(4) Fee waiver/expense reimbursement obligations do not apply to these portfolios.

(5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or the investment adviser on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. These credits are included under Total Waivers and Reductions.

(6) All expenses are stated both with and without contractual waivers and fee reductions by Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against Other Expenses. Janus Capital has agreed to continue the other waivers and fee reductions until at least the next annual renewal of the advisory agreement.

(7) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2000, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above. For the Portfolio Partners MFS Emerging Equities Portfolio, the Total Fund Annual Expenses Without Waivers or Reductions for 1998 were less than the percentage reflected under the Net Fund Annual Expenses After Waivers or Reductions column. Nevertheless, the investment adviser will waive fees and/or reimburse expenses if that portfolio's Total Fund Annual Expenses Without Waivers or Reductions for 1999 exceed the percentage reflected under the Net Fund Annual Expenses After Waivers or Reductions column.

Hypothetical Examples--For Contracts Without the Guaranteed Minimum Income
Feature

Fees You May Incur Over Time. The following hypothetical examples show the fees that you would pay if you invested $1000 in a subaccount, assuming the subaccount earned a 5% annual return. For the purposes of these examples, we deducted total annual fund expenses, the maximum mortality and expense risk charge of 1.25% annually, and assume you have selected the "nonlifetime-guaranteed payments" payment option for a 15 year period, with a 3.5% assumed annual net return rate. The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

> These examples are purely hypothetical
> They should not be considered a
  representation of past or future fees or expected returns
> Actual expenses and/or returns may be
  more or less than those shown in these
  examples

                                                                  EXAMPLE A                                 EXAMPLE B
                                                   ----------------------------------------   --------------------------------------
                                                   If you withdraw your remaining             If you do not withdraw your remaining
                                                   guaranteed payments at the end of the      guaranteed payments, you would pay
                                                   periods shown, you would pay the           the following fees at the end of the
                                                   following fees, including any applicable   periods shown (no early withdrawal
                                                   early withdrawal charge:                   charge is reflected):
                                                   1 Year   3 Years   5 Years   10 Years      1 Year   3 Years   5 Years   10 Years
                                                   ------   -------   -------   --------      ------   -------   -------   --------
Aetna Ascent VP                                      $76      $ 88      $100      $140         $19       $55       $ 86      $140
Aetna Balanced VP, Inc.                              $75      $ 84      $ 93      $129         $18       $51       $ 79      $129
Aetna Bond VP                                        $74      $ 81      $ 90      $124         $17       $48       $ 75      $124
Aetna Crossroads VP                                  $76      $ 88      $100      $140         $19       $55       $ 86      $140
Aetna Growth VP                                      $76      $ 88      $100      $140         $19       $55       $ 86      $140
Aetna Growth and Income VP                           $75      $ 84      $ 93      $129         $18       $50       $ 79      $129
Aetna Index Plus Large Cap VP                        $73      $ 80      $ 87      $120         $17       $47       $ 73      $120
Aetna International VP                               $88      $121      $151      $220         $32       $89       $138      $220
Aetna Legacy VP                                      $76      $ 88      $100      $140         $20       $55       $ 86      $140
Aetna Money Market VP                                $72      $ 77      $ 83      $113         $15       $44       $ 69      $113
Aetna Real Estate Securities VP                      $83      $106      $128      $185         $26       $74       $115      $185
Aetna Small Company VP                               $77      $ 92      $105      $149         $21       $59       $ 91      $149
AIM V.I. Capital Appreciation Fund                   $75      $ 86      $ 96      $135         $19       $53       $ 82      $135
AIM V.I. Growth Fund                                 $76      $ 87      $ 98      $138         $19       $54       $ 84      $138
AIM V.I. Growth and Income Fund                      $75      $ 85      $ 96      $133         $18       $52       $ 81      $133
AIM V.I. Value Fund                                  $75      $ 86      $ 96      $134         $19       $52       $ 82      $134
Fidelity VIP High Income Portfolio                   $76      $ 87      $ 98      $137         $19       $54       $ 83      $137
Janus Aspen Growth Portfolio                         $76      $ 88      $100      $140         $19       $55       $ 86      $140
Janus Aspen Worldwide Growth Portfolio               $76      $ 88      $ 99      $139         $19       $55       $ 85      $139
Oppenheimer Aggressive Growth Fund/VA                $76      $ 87      $ 98      $137         $19       $54       $ 84      $137
Oppenheimer Main Street Growth &
 Income Fund/ VA                                     $76      $ 89      $101      $142         $20       $56       $ 87      $142
Oppenheimer Strategic Bond Fund/VA                   $77      $ 89      $102      $143         $20       $56       $ 88      $143
Portfolio Partners MFS Emerging Equities Portfolio   $77      $ 89      $102      $144         $20       $56       $ 88      $144
Portfolio Partners MFS Value Equity Portfolio        $77      $ 92      $106      $149         $21       $59       $ 92      $149
Portfolio Partners Scudder International Growth
 Portfolio                                           $78      $ 94      $110      $156         $22       $62       $ 96      $156
Portfolio Partners T. Rowe Price Growth Equity
 Portfolio                                           $76      $ 88      $100      $140         $19       $55       $ 86      $140

                                                                     continued >

Hypothetical Examples--For Contracts With the Guaranteed Minimum Income Feature

Fees You May Incur Over Time. The following hypothetical examples show the fees that you would pay if you invested $1000 in a subaccount, assuming the subaccount earned a 5% annual return. For the purposes of these examples, we deducted total annual fund expenses, the maximum mortality and expense risk charge of 1.25% annually, the guaranteed minimum income charge of 1.00% annually, and assume you are a 65 year old male and have selected the "life income--guaranteed payments" payment option with payments guaranteed for 15 years, and a 3.5% assumed annual net return rate. The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

> These examples are purely hypothetical
> They should not be considered a
  representation of past or future fees or expected returns
> Actual expenses and/or returns may be
  more or less than those shown in these
  examples


                                                EXAMPLE A                              EXAMPLE B
                                 --------------------------------------- --------------------------------------
                                 If you withdraw your remaining           If you do not withdraw your
                                 guaranteed payments at the end of        remaining guaranteed payments you
                                 the periods shown, you would pay the     would pay the following fees at the
                                 following fees, including any            end of the periods shown (no early
                                 applicable early withdrawal charge:      withdrawal charge is reflected):
                                 1 Year   3 Years   5 Years   10 Years    1 Year   3 Years   5 Years   10 Years
                                 ------   -------   -------   --------    ------   -------   -------   --------
Aetna Index Plus Large Cap VP    Not Applicable. Withdrawals are            $27      $77       $123      $220
                                 not allowed if you elect the
                                 guaranteed minimum income
                                 feature.

Condensed Financial Information
--------------------------------------------------------------------------------

Understanding Condensed Financial Information. In Appendix III of this prospectus, we provide condensed financial information about the Variable Annuity Account B subaccounts available under the contract. This information shows the values of the subaccounts at the end of each year from the time purchase payments were first received in the subaccounts under the contracts described in this prospectus.


Purchase
--------------------------------------------------------------------------------

Contracts Available for Purchase. The contract is designed for persons who would like to receive regular income payments from an annuity contract. It is available to be purchased as a non qualified contract or as a qualified contract for use with a traditional IRA under section 408(b) of the Tax Code or with retirement plans qualifying under Tax Code sections 401, 403(b) or 457. Contracts sold in New York are not available for 457 plans. Availability as a group contract is subject to state approval. We reserve the right to limit purchase of an individual contract to natural persons.

ERISA Notification. We must be notified by the employer or plan trustee if the contract is offered in connection with a 403(b) or 401 plan that is subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.

How to Purchase. To purchase a contract, submit your purchase payment and the required application or enrollment forms to the Company.

Purchase Payment Amount. To purchase a contract you must make one payment of at least $10,000. After your initial payment, no additional purchase payments may be made. We reserve the right to lower the minimum required payment, to establish a maximum payment amount and to reject any payment exceeding the maximum.

Acceptance or Rejection. We must accept or reject an application or enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying payments for five business days pending completion. In all cases, we may hold payments for longer periods with the permission of the contract holder and if we deposit the payments in the Aetna Money Market VP subaccount until the forms are completed (or for a maximum of 105 days). If we reject your application or enrollment, we will return the forms and any payments.

Age Requirements. The maximum issue age is between 85 and 90, depending upon the income payment option selected. We reserve the right to modify the maximum issue age.

Allocation of Your Purchase Payment to the Investment Options. We will allocate your purchase payment, less any applicable premium taxes, among the investment options you select. You may select up to four of the available variable investment options at any one time. You may also select the fixed dollar option and allocate all or a portion of your payment to the general account. See "Investment Options." Allocations must be in whole percentages. Any purchase payment received before we accept the application or enrollment materials, will be invested as of the day we do accept them.

Terms to understand:

Annuitant(s): The person(s) whose life or life expectancy(ies) determines the amount of continuation of lifetime income payments or whose death results in payment of death benefits.

Beneficiary: The person(s) designated to receive death benefit proceeds payable under the contract.

Right to Cancel
--------------------------------------------------------------------------------

When and How to Cancel. You may cancel the contract by returning it, or the document showing your participation under a group contract, to the Company along with written notice of your intent to cancel. In most states, you have ten days from receipt to exercise this "free look" right; some states allow you longer. For contracts issued in connection with 457 plans, the contract holder may follow these procedures on behalf of the participant.

Refunds. On the day we receive the request for cancellation in good order, we will calculate your contract value. Your refund will equal that value and will reflect deduction of any income payments made. This amount may be more or less than your purchase payment. In certain states (or if you have purchased the contract as an IRA), we may be required to return your entire purchase payment.


Income Payments
--------------------------------------------------------------------------------

Under the contract, we will make regular income payments to you or to a payee you designate in writing.

Initiating Payments. To initiate income payments, you must make the following selections on your application or enrollment form:

o Income payment start date
o Payment frequency (i.e., monthly, quarterly, semi-annually or annually)
o Payment option and any special features, such as a right to withdraw or the guaranteed minimum income feature
o Variable and/or fixed payments
o The subaccounts to allocate your purchase payment among (only if you select variable payments)
o An assumed annual net return rate (only if you select variable payments)

Your investment adviser can help you consider what selections may be appropriate for your financial goals. Generally, your selections may not be changed after the contract is issued. Some changes, such as transfers among subaccounts, may be allowed.

What Affects Income Payment Amounts? Some of the factors that may affect your payment amounts include: your age, your gender, the amount of your purchase payment, the payment option selected, the number of guaranteed payments (if any), whether variable or fixed payments are selected, and, for variable payments, the assumed annual net return rate selected.

Payment Due Dates: You will generally receive your first income payment on the last day of the selected payment period. For example, if you elect to receive one payment a year, we will make the payment on the day before the anniversary of the contract effective date. An alternative first payment date may be elected subject to our approval and in compliance with IRS regulations.

Minimum Payments Amounts. For all payment options, the initial income payment must be at least $50 per month, or a total of $250 per year for payments of any other frequency.

Assumed Annual Net Return Rate. If you select variable payments, you will also select an assumed annual net return rate of either 5% or 3.5%.

If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after fees are deducted. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first payment will be lower, but subsequent payments will increase more rapidly and decline more slowly depending on the investment performance of the subaccounts you selected.

For more information about selecting an assumed annual net return rate, request a copy of the Statement of Additional Information by calling the Company. See "Contract Overview."

Guaranteed Minimum Income Feature

If you elect this feature, we guarantee that your variable payment will never be less than the guaranteed minimum payment amount shown in your contract. The guaranteed minimum payment amount equals 90% of your estimated initial payment.

Estimated Initial Payment Amount. If you elect this feature, on the date we issue your contract we estimate the amount of your initial payment based on the value of the annuity units your payment purchases on that date. See "Calculating Variable Income Payments--Annuity Units." Your guaranteed minimum payment amount will equal 90% of this estimated amount.

This feature requires that you select:

o A lifetime payment option
o 100% variable payments
o Aetna Index Plus Large Cap VP as the only subaccount into which your purchase payment is allocated
o 3.5% assumed annual net return rate

In addition to other contract charges, a guaranteed minimum income charge will apply. See "Fees." There is no right to withdraw and no right to transfer if you select this option.

Delay of Start Date. The contract is designed to be viewed as an immediate annuity contract under the Tax Code, however, you may elect to delay your payment start date for up to 12 months following purchase of the contract. See "Taxation" for rules applicable where death occurs before the annuity starting date under a non qualified annuity. Consult a tax advisor before electing a delay.

Taxation. The Tax Code has rules regarding income payments. For example, for qualified contracts, guaranteed payments may not extend beyond (a) the estimated life expectancy of the annuitant or (b) the joint life expectancies of the annuitant and beneficiary. Payments must comply with the minimum distribution requirements of Tax Code section 401(a)(9). In some cases tax penalties will apply if rules are not followed. For tax rules that may apply to the contracts see "Taxation."

Payment Options

The following chart explains the payment options and their accompanying death benefits and rights to withdraw. Also see "Death Benefit," "Withdrawals," and Appendix I for additional detail. We may offer additional payment options under the contract from time to time.


---------------------------------------------------------------------------------------------------------------------
                                            Lifetime Payment Options
---------------------------------------------------------------------------------------------------------------------
                 Length of Payments: For as long as the annuitant lives. It is possible that no payment will be made should the annuitant die prior to the first payment's due date.
Life Income      Death Benefit--None: All payments end upon the annuitant's death.
                 Right to Withdraw: None.

                 Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 through 30 years (or other periods we may make available at the time you select this option).
Life Income--    Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
Guaranteed       guaranteed payments, payments will continue to the beneficiary.
Payments         Right to Withdraw: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see "Withdrawals").

                 Length of Payments: For as long as either annuitant lives. It is possible that no payment will be made should both the annuitant and joint annuitant die before the first payment's due date.
                 Continuing Payments: When you select this option you will also choose either:
                 (a) Full or reduced payments to continue to the surviving annuitant after the first annuitant's death; or
                 (b) 100% of the payment will continue to the annuitant on the joint annuitant's death, and a
Life Income--        reduced payment will continue to the joint annuitant on the annuitant's death.
Two Lives        In either case, payments cease upon the death of the surviving annuitant.

                 Any reduction in payment will result in a corresponding reduction to the amount of the guaranteed minimum income payment, if applicable.

                 Death Benefit--None: All payments end upon the death of both annuitants.
                 Right to Withdraw: None.

                 Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 through 30 years (or other periods we may make available at the time you select this option.)
Life Income--    Continuing Payments: 100% of the payment will continue to the surviving annuitant after the first
Two Lives--      annuitant's death.
Guaranteed       Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed
Payments         payments have all been paid, payments will continue to the beneficiary.
                 Right to Withdraw: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see "Withdrawals").
---------------------------------------------------------------------------------------------------------------------
                                               Nonlifetime Payment Option
---------------------------------------------------------------------------------------------------------------------
                  Length of Payments: Payments will continue for your choice of 5 through 30 years (or other periods we may make available at the time you select this option.)
                  Death Benefit -- Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, payment will continue to the beneficiary.
 Nonlifetime--    Right to Withdraw:
 Guaranteed       (a) If you are receiving variable income payments you may withdraw all or a portion of any
 Payments             remaining guaranteed payments at any time.
                  (b) If you are receiving fixed income payments at the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see
                     "Withdrawals").

Calculating Variable Income Payments
--------------------------------------------------------------------------------

The amount of any variable income payment is determined by multiplying the number of annuity units that you hold by an annuity unit value (AUV) for each unit.

Annuity Units. When you select variable income payments, your payment purchases annuity units of the Variable Annuity Account B subaccounts dedicated to the funds you select. The number of units purchased is based on your purchase payment amount and the value of each unit on the day the purchase payment is invested. Generally, the number of units will not vary over the life of the contract, but the value of each unit will vary daily based on the performance of the underlying fund and deduction of fees. Some events may reduce the number of units, including transfers among subaccounts, withdrawals, or death of an annuitant if reduction of payment to a surviving annuitant was selected.

Annuity Unit Value (AUV). The value of each annuity unit in a subaccount is called the annuity unit value or AUV. As stated above, the value of annuity units varies daily in relation to the underlying fund's investment performance. The value also reflects daily deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge (if any) and the guaranteed minimum income charge (if applicable). We discuss these deductions in more detail in "Fees."

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the net return factor of the subaccount, and by a factor to reflect the assumed annual net return rate. The net return factor measures the investment performance of the subaccount from one valuation to the next. The assumed annual net return rate will be either 3.5% or 5% as you selected.

                 Current AUV = Prior AUV x Net Return Factor x
                     Assumed Annual Net Return Rate Factor


Net Return Factor. The net return factor for a subaccount between two consecutive valuations equals the sum of 1.000000 plus the net return rate.

The net return rate is computed according to a formula that is equivalent to the following:

>The net assets of the fund held by the subaccount as of the current valuation;
 minus

>The net assets of the fund held by the subaccount at the preceding valuation;
 plus or minus

>Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

>The total value of the subaccount's units at the preceding valuation; minus

>A daily deduction for the mortality and expense risk charge, the administrative expense charge (if any) and the guaranteed minimum income charge (if applicable). See "Fees."

The net return rate may be either positive or negative.

Investment Options
--------------------------------------------------------------------------------
When you purchase the contract, your purchase payment, less any premium tax, will be applied to the investment options you select. If you select variable investment options, you will receive variable income payments. If you select the fixed dollar option, you will receive fixed income payments. If you select one or more variable investment options and the fixed dollar option, a portion of your payment will vary and a portion will remain fixed.

Variable Income Payments. If you select variable income payments, the amount of your payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund
(fund). Subaccount performance will vary depending upon the investment performance of the underlying fund. You do not invest directly in or hold shares of the funds.

>Fund Descriptions. For descriptions of the funds that the subaccounts invest in, see Appendix II and each fund prospectus. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and phone number listed in "Contract Overview" or by contacting the SEC's web site or the SEC Public Reference Room.

Fixed Income Payments. If you select fixed payments, your purchase payment, less any premium tax, will be applied to the fixed dollar option and your payment amount will not vary. Except where noted, this prospectus describes only the variable investment options. The fixed dollar option is described in Appendix I.

Number of Options You May Select. You may select up to four subaccounts and/or the fixed dollar option at any one time.

Selecting Investment Options

o Choose options appropriate for you. Your investment adviser can help you evaluate which investment options may be appropriate for your financial goals.
o Understand the risks associated with the options you choose. Some funds are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
o Be informed. Read the fund prospectuses and the fixed dollar option Appendix I in this prospectus.

Additional Risks of Investing in the Funds (Mixed and Shared Funding). "Shared funding" occurs when shares of a fund, which our subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. "Mixed funding" occurs when shares of a fund, which our subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

>Shared--bought by more than one company

>Mixed--bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

Investment Option Availability. Some funds may be unavailable through your contract or plan or in some states. At times, we may add, withdraw or substitute funds, subject to the conditions in your contract and in compliance with regulatory requirements.

We may disallow investment in a fund if fund shares are unavailable to the separate account or if we judge that further investments in such shares should become inappropriate for the contract. In addition, we may substitute shares of another fund for shares already acquired. We reserve the right to do so without a proxy vote.

Rejection of Investments by a Fund. Orders for the purchase of fund shares may be subject to acceptance or rejection by the fund. We reserve the right to reject, without prior notice, any allocation of your payments to a subaccount if the subaccount's investment in its corresponding fund is rejected or not accepted by the fund for any reason.

Transfers Among Variable Investment Options. You may make transfers among the subaccounts after the contract is issued by calling or writing to our Home Office. The Company reserves the right to limit such transfers to twelve in any calendar year and to establish a minimum transfer amount. Transfers are not allowed into or out of the fixed dollar option.

Limits on Frequent Transfers. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts. We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time. We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Types of Fees

There are four types of fees and deductions associated with the contract that may affect the amount of your variable income payments. For fees applicable to fixed payments see Appendix I.

>Transaction Fee
 o Early Withdrawal Charge

>Fees Deducted from the Subaccounts
 o Mortality and Expense
   Risk Charge
 o Administrative Expense
   Charge
 o Guaranteed Minimum
   Income Charge

>Fees Deducted by the Funds

>Premium and Other Taxes

Fees
--------------------------------------------------------------------------------
The following repeats and adds to information provided under "Fee Table."
Please review both sections for information on fees.

Reduction or Elimination of Certain Fees

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales expenses, we may reduce or eliminate the early withdrawal charge or mortality and expense risk charge. Our decision to reduce or eliminate either of these charges will be based on one or more of the following:

>The size and type of group of individuals to whom the contract is offered

>The type and frequency of administrative and sales services to be provided

>Whether there is a prior or existing relationship with the Company such as being an employee of the Company or one of its affiliates; receiving distributions or making internal transfers from other contracts issued by the Company or an affiliate; or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

Any reduction or elimination of the early withdrawal charge or mortality and expense risk charge will not be unfairly discriminatory against any person.

Transaction Fee

Early Withdrawal Charge

Withdrawals of all or a portion of the present value of remaining guaranteed payments may be subject to a charge. Not all contracts permit withdrawals. (See "Withdrawals.")

Amount: The charge is a percentage of the present value of any remaining guaranteed payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract. Although the maximum early withdrawal charge is 7% of the remaining guaranteed payments withdrawn, the total early withdrawal charge will never be more than 8.5% of your purchase payment to the contract.

Early Withdrawal Charge Schedules

Schedule A: Subject to state approval, Schedule A applies to contracts issued on or after May 3, 1999.

--------------------------------------------------------
                       Schedule A
--------------------------------------------------------
Number of Years from
Contract Effective Date*       Early Withdrawal Charge
Fewer than 1**                            7%
1 or more but fewer than 2                6%
2 or more but fewer than 3                5%
3 or more but fewer than 4                4%
4 or more but fewer than 5                3%
5 or more but fewer than 6                2%
6 or more but fewer than 7                1%
7 or more                                 0%

Schedule B: Schedule B applies to contracts issued prior to May 3, 1999. It also applies to contracts issued on or after May 3, 1999 in states where Schedule A is not approved as of the contract effective date.


---------------------------------------------------------
                       Schedule B
---------------------------------------------------------
Number of Years from
Contract Effective Date*        Early Withdrawal Charge
Fewer than 1**                             5%
1 or more, but fewer than 2                5%
2 or more, but fewer than 3                4%
3 or more, but fewer than 4                4%
4 or more, but fewer than 5                3%
5 or more, but fewer than 6                2%
6 or more, but fewer than 7                1%
7 or more                                  0%

 * For participants under a group contract, the early withdrawal charge will be calculated based upon the number of years from the certificate effective date.
** Certain contracts do not allow withdrawals during the first contract year.


When/How. At the time of withdrawal we deduct this charge from the amount withdrawn.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract.

Fees Deducted from the Subaccounts

Mortality and Expense Risk Charge

Maximum Amount: 1.25% annually of values invested in the subaccounts.

When/How. We deduct this fee daily from the subaccounts corresponding to the funds you select.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.

>The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts

>The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Administrative Expense Charge

Maximum Amount. We currently do not charge an administrative expense charge. We reserve, however, the right to charge up to 0.25% annually of values invested in the subaccounts.

When/How. If imposed, we deduct this fee daily from the subaccounts corresponding to the funds you select.

Purpose. This fee helps defray our administrative expenses. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.

Guaranteed Minimum Income Charge

This is assessed only if you select the guaranteed minimum income feature.

Maximum Amount. 1.00% annually of values invested in the subaccounts.

When/How. We deduct this fee daily from the subaccounts corresponding to the funds you select.

Purpose. This includes compensating us for the additional mortality and expense risks we assume by guaranteeing minimum income payments. For additional information regarding those risks, see "Mortality and Expense Risk Charge--Purpose" in this section.

Fees Deducted by the Funds

Maximum Amount. Each fund's advisory fees and expenses are different. They are set forth in the "Fees Deducted by the Funds" table (see "Fee Table") and are described in more detail in each fund's prospectus.

When/How. The fund fees are reflected in the daily value of fund shares. These values affect the daily value of the subaccounts.

Purpose. These expenses help to pay the fund's investment adviser and operating expenses.

Premium and Other Taxes

Maximum Amount. 4% or less, depending on the jurisdiction.

When/How. We reserve the right to deduct premium taxes from your purchase payment on the contract effective date. Under certain circumstances, we reserve the right not to deduct premium taxes where the purchase payment is provided through an internal transfer from an annuity or other contract issued by us (or one of our affiliates) under which we previously deducted a premium tax.

Death Benefit
--------------------------------------------------------------------------------
The following describes the death benefit applicable to variable income payments. These are also outlined under "Income Phase--Payment Options." For information on the death benefit applicable to the fixed dollar option, refer to Appendix I.

See "Income Phase" for a definition of annuitant and beneficiary as used in this section.

Payment of Death Benefit. Upon the death of the annuitant and any surviving joint annuitant, if applicable, a death benefit may be payable if your contract is issued under any of the following payment options:

1. Life Income -- Guaranteed Payments
2. Life Income -- Two Lives -- Guaranteed Payments
3. Nonlifetime -- Guaranteed Payments

Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See "Taxation" for rules where you have elected to delay your payment start date under a non qualified annuity and you die before the annuity starting date. Under payment options 1 and 2 above, a lump-sum payment of the present value of any death benefit may be requested within six months following the date of death. A lump-sum payment may be requested at any time (even after the six month period) if you had elected the right to withdraw. Under payment option 3 above, a lump-sum payment of the present value of any death benefit may be requested at any time. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven days following our receipt of request in good order.

Calculation of Lump-Sum Payment of the Death Benefit. The value of the lump-sum payment of the death benefit will equal the present value of any remaining guaranteed payments, calculated using the assumed annual net return rate stated in your contract. We will calculate this value on the next valuation date following our receipt of proof of death acceptable to us and payment request in good order. Such value will reflect any payments made after date of death.

Who Receives Death Benefit Proceeds? The beneficiary is the person entitled to receive any death benefit proceeds. We will pay any death benefit proceeds based on the last written beneficiary designation on file at our Home Office as of the date of death.

Changes in Beneficiary Designations. The designated beneficiary may be changed at any time during the lifetime of the annuitant and the joint annuitant (if applicable). Such change must be submitted to the Company in writing, and except for contracts issued in New York, will become effective as of the date written notice of the change is received and recorded by the Company. For contracts issued in New York, the change will become effective as of the date the notice is signed. However, our obligation to pay death benefits will be fully discharged upon payment to the beneficiary named in the written notice of beneficiary designation that we last received as of the date of such payment.

Some restrictions may apply to beneficiary changes under qualified contracts.

Withdrawals
--------------------------------------------------------------------------------
Withdrawals of Variable Payments

You may make partial or full withdrawals of the present value of any remaining guaranteed variable income payments if you are receiving payments under either:

>A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year. (Subject to state approval.)

>The nonlifetime payment option.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50. If you select the guaranteed minimum income feature, you may not make any withdrawals.

Withdrawals of Fixed Payments

(For additional detail see Appendix I--Fixed Dollar Option)
You may make partial or full withdrawals of the present value of any remaining fixed income payments if you are receiving payments under either:

>A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year. (Subject to state approval.)

>The nonlifetime payment option and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50.

Amount Available for Withdrawal

Variable Income Payments. For any withdrawal of remaining variable guaranteed income payments, the amount available for withdrawal is equal to the present value of any remaining guaranteed variable payments (less any applicable early withdrawal charge) calculated using the assumed annual net return rate stated in your contract. Withdrawal values are determined as of the valuation date following our receipt of your written request in good order at our Home Office.

Fixed Income Payments. See Appendix I for details regarding withdrawals of fixed payments.

Early Withdrawal Charge

Withdrawals may be subject to an early withdrawal charge as described in "Fees--Early Withdrawal Charge."

Reduction of Remaining Payments

Any withdrawal will result in a proportionate reduction of any remaining guaranteed payments. Additionally, the withdrawal amount will be taken from the subaccounts proportionately, unless you designate otherwise. For lifetime options, any payments to be made beyond the guaranteed payment period will be unaffected by any withdrawals.

In This Section:

>Introduction

>Terms to Understand

>The Contract

>Withdrawals and Other Distributions

>10% Penalty Tax

>Withholding for Federal Income Tax Liability

>Rules Specific to Certain Plans

>Non Qualified Contracts

>Diversification

>Assignment of Right to Payments

>Delay of Start Date

>Taxation of the Company

When consulting a tax advisor, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

Taxation
--------------------------------------------------------------------------------

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

>Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

>Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

>This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

>We do not make any guarantee about the tax treatment of the contract or a transaction involving the contract.

Terms to Understand

>Contract holder means the person to whom we issue an individually owned contract or the participant under a group contract.

>The term "payment" in this section refers to income payments.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

The Contract

The contract is designed for use on a non-tax qualified basis as a non qualified contract, or as a qualified contract under certain retirement arrangements under Tax Code sections 401, 403(b), 408(b) or 457.

The tax rules vary according to whether the contract is a non qualified contract or qualified contract. If used as a qualified contract under a retirement arrangement, you need to know the Tax Code section under which your arrangement qualifies. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your arrangement.

Contract holders and participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax advisor should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

Withdrawals and Other Distributions

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including payments, full or partial withdrawals of the value of remaining payments (if permitted under the contract), rollovers, exchanges and death benefit proceeds.

We report the taxable portion of all distributions to the Internal Revenue Service (IRS).

Non Qualified Contracts. A full withdrawal of the present value of any remaining guaranteed payments under a non qualified contract is taxable to the extent that the amount received exceeds any remaining investment in the contract.

If a partial withdrawal of the present value of any remaining payments is made and the continuing payments you receive are reduced because of the partial withdrawal, a part of the withdrawal may not be taxable. The part that is not taxable is equal to any remaining investment in the contract multiplied by a fraction. The numerator (top part of the fraction) is the reduction in each payment because of the partial withdrawal. The denominator (bottom part of the fraction) is the full amount of each payment originally provided.

For income payments, a portion of each payment which represents the investment in the contract is not taxable. An exclusion ratio is calculated to determine the nontaxable portion.

For fixed income payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total dollar amount of the expected payments as defined in Tax Code section 72(d). The entire annuity payment will be taxable once the recipient has recovered the investment in the contract.

For variable income payments, an equation is used to establish a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The entire payment will be taxable once the recipient has recovered the investment in the contract.

401 and 403(b) Plans. All distributions from these plans are taxed as received unless one of the following applies:

>The distribution is an eligible rollover distribution and is rolled over to another plan of the same type or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code.

>You made after-tax contributions to the plan. In this case, depending on the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code.

A payment can be an eligible rollover distribution only if it is both of the following:

>Made under a nonlifetime payment option with a period of less than ten years.

>Only to the extent it is not attributable to after-tax contributions and/or is not a required minimum distribution under Tax Code section 401(a)(9).

408(b) Individual Retirement Annuity (IRA). All distributions from a traditional IRA are taxed as received unless one of the following applies:

>The distribution is rolled over to another traditional IRA or, if the IRA contains only amounts previously rolled over from a 401(a), 401(k), or 403(b) plan, to another plan of the same type.

>You made after-tax contributions to the plan. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

A payment can be rolled over only if it is one or more of the following:

>Not attributable to after-tax contributions.

 >Not a required minimum distribution under Tax Code section 401(a)(9).

There are limitations on the number of rollovers that may be made in any one year period. You should consult a tax adviser prior to making a rollover.

Death Benefit Proceeds. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% Penalty Tax

Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a non qualified contract or from a contract used with a 401, 403(b) or 408(b) arrangement. The 10% penalty tax does not apply to a distribution from a 457 plan.

An exception to the 10% penalty discussed below requires that the payment or distribution be part of a series of substantially equal periodic payments. If you select an increasing annuity or an early withdrawal of the value of remaining payments, the payment or distribution may be subject to the 10% penalty unless one of the other exceptions applies. You should consult with a tax advisor to determine how this will affect your tax liability.

Non Qualified Contracts. There is an exception to the 10% penalty if payment is made under an immediate annuity contract. An immediate annuity is defined as a contract to which all of the following apply:

>Is purchased with a single premium

>Has an annuity starting date, as defined by the Tax Code, no later than one year from date of purchase

>Provides for a series of substantially equal periodic payments to be made no less frequently than annually

The IRS has ruled, however, that where an immediate annuity is received in exchange for a deferred annuity contract in a Tax Code section 1035 exchange, the immediate annuity does not qualify for this exception to the 10% penalty. One of the other exceptions to the penalty may apply.

In addition to the immediate annuity exception, the 10% penalty tax does not apply to the taxable portion of payments made in one or more of the following circumstances:

>On or after the taxpayer becomes age 591/2

>After the taxpayer has become totally and permanently disabled (as defined by the Tax Code)

>On or after the death of the contract holder

>As part of a series of substantially equal periodic payments (at least annually) over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and beneficiary

Modification of the series of payments prior to the later of age 591/2 or 5 years may result in an additional tax in the year of modification equal to the penalty which would have been imposed, plus interest, if the exception had not applied.

401 and 403(b) Plans. The 10% penalty tax applies to the taxable portion of a distribution from a 401 or a 403(b) plan, unless one or more of the following have occurred:

>You have attained age 59 1/2

>You have become totally and permanently disabled (as defined by the Tax Code)

>You have died

>You have separated from service with the plan sponsor at or after age 55

>The distribution is rolled over into another plan of the same type or to an IRA in accordance with the Tax Code

>The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary. Also, if a 401 or 403(b) plan, you must have separated from service with the plan sponsor.

In addition, the penalty tax does not apply for the amount of distribution equal to unreimbursed medical expenses you incur that qualify for a deduction under the Tax Code.

IRA. In general, except for the exception relating to separation from service with the plan sponsor at or after age 55, the exceptions listed above for 401 and 403(b) plans also apply to distributions from an IRA. The penalty tax is also waived on a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals or used for qualified first-time home purchase or for higher education expenses.

Withholding for Federal Income Tax Liability

Any distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

Non Qualified Contracts. Generally, you or a beneficiary may elect not to have tax withheld from distributions.

401 and 403(b) Plans. Generally, you or a beneficiary may elect not to have tax withheld from certain distributions. However, if the distribution is an eligible rollover distribution (see "Taxation of Distributions" in this section) and the amount is not directly rolled over, the distribution is subject to mandatory 20% federal income tax withholding.

IRA. Generally, you or a beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or a beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

Rules Specific to Certain Plans

Code Section 403(b) Plans. Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

>Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p).

>Restrictions on Distributions. Tax Code section 403(b)(11) restricts the distribution under 403(b) contracts of the following:
 o Salary reduction contributions made after December 31, 1988
 o Earnings on those contributions
 o Earnings during such period on amounts held as of December 31, 1988

Distribution of those amounts may only occur upon your death, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

Code Section 408(b) IRAs. Tax Code section 408(b) permits eligible individuals to contribute to a traditional Individual Retirement Annuity (IRA) on a pre-tax (deductible) basis. Employers may establish Simplified Employee Pension (SEP) plans and contribute to a traditional IRA owned by the employee.

>Assignment or transfer of contracts. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce.

>Rollovers and Transfers. Rollovers and direct transfers are permitted from a 401, 403(a) or a 403(b) arrangement to a traditional IRA.

Non Qualified Contracts

Non-Natural Holders of a Non Qualified Contract. If the contract holder is not a natural person, a non qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. This rule does not apply to an immediate annuity which is defined in the same way as for penalty tax purposes. (See "10% Penalty Tax--Non Qualified Contract" above.) Therefore, if you elect an increasing annuity or elect to receive an early withdrawal of all or a portion of the value of any remaining payments, you should consult with a tax advisor to determine how this will affect your tax liability. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax.

Diversification

Tax Code section 817(h) requires that in a non qualified contract the investments of the funds be "adequately diversified" in accordance with Treasury Regulations in order for the contracts to qualify as annuity contracts under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the funds' assets may be invested.

Assignment of Right to Payments

A transfer of the right to payments under a non qualified contract or the exchange of a contract may result in tax consequences. Generally, if you direct payment to another party, the payments will be tax reported to you. Anyone contemplating any such assignment or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

Delay of Start Date

If you have elected to delay your annuity starting date, as defined below, and you die before the annuity starting date, specific rules for payment of any death benefit apply.

The annuity starting date is defined by the Tax Code to mean the first day of the period (month, quarter, half year, year depending on whether payments will be made monthly, quarterly, semi-annually or annually) which ends on the date of the first annuity payment.

A delayed annuity starting date occurs any time a monthly payment begins later than one month, a quarterly payment begins later than three months or a semi-annual payment begins later than six months from date of purchase. For example, if you purchase the contract on June 1 with monthly payments to begin October 1, your annuity starting date is September 1, and would be considered a delayed annuity starting date.

If you die before a delayed annuity starting date, the entire interest in the account must be paid within five years of the date of death, or payments may be made over the life or over a period not extending beyond the life expectancy of the beneficiary or payee, as applicable, provided such payments begin not later than one year after the date of death. This rule does not apply if the beneficiary or payee is your spouse.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account B is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

Other Topics
--------------------------------------------------------------------------------
The Company

Aetna Life Insurance and Annuity Company (the Company, we, us) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of Aetna, Inc. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

            151 Farmington Avenue
            Hartford Connecticut 06156

Variable Annuity Account B

We established Variable Annuity Account B (the separate account) in 1976 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940. It also meets the definition of separate account under the federal securities laws.

The separate account is divided into subaccounts. These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

Performance Reporting

We may illustrate the hypothetical values of income payments made from each of the subaccounts over certain periods of time based on historical net asset values of the funds. These numbers will reflect the mortality and expense risk charge, the administrative expense charge (if any), any applicable guaranteed minimum income charge and the advisory fees and other expenses of the funds.

We may also advertise different types of historical performance for the subaccounts including:

>Standardized average annual total returns

>Non-standardized average annual total returns

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview."

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC.

This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. We include all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charges (if any), any applicable guaranteed minimum income charges and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charges. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

Distribution

The Company acts as the Principal Underwriter for the securities sold by this prospectus, and as the distributor of the contracts.

Compensation will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to an amount currently equal to 7.0% of payment to a contract or as a combination of a certain percentage amount of payments to a contract at time of sale and a trail commission as a percentage of assets. Under the latter arrangement, commission payments may exceed 7.0% of payments to the contract over the life of the contract. In limited circumstances, we also pay certain of these professionals compensation, overrides or reimbursement for expenses associated with the distribution of the contract. At times the Company may offer certain distributors an enhanced commission for a limited period of time. In addition, some sales personnel may receive various types of non-cash compensation such as special sales incentives, including trips and educational and/or business seminars. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time.

We pay these commissions, fees and related distribution expenses out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.

The names of the broker-dealer and the registered representative responsible for your contract are set forth on your application. Commissions and sales related expenses are paid by the Company and are not deducted from your payment to the contract. To the extent that the early withdrawal charge is insufficient to cover the actual costs of distribution, the Company may use any of its corporate assets, including any profit from the mortality and expense risk charge, to make up any difference.

Transfer of Ownership

Ownership of the contract may be changed to the extent permitted by law. You should immediately notify the Company, in writing, of any change in ownership. No such ownership change will be binding until such notification is received and recorded at our Home Office. We reserve the right to reject transfer or assignment to a non-natural person.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances: (a) when the New York Stock Exchange is closed (except customary holidays or weekends); (b) when trading on the New York Stock Exchange is restricted; (c) when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount's assets; (d) during any other periods the SEC permits for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Voting Rights

The Company is the legal owner of the shares of the funds. However, we believe that when a fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that the Company owns on its own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

Contract Modification

We reserve the right to modify the contract to meet the requirements of state or federal laws or regulations. We will notify you in writing of any changes.

Legal Matters And Proceedings

We know of no material legal proceedings pending to which the separate account or the Company is a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

Financial Statements

The consolidated financial statements of the Company and the financial statements of the separate account have been included in the Statement of Additional Information (SAI). Request an SAI at the number listed in "Contract Overview."

Year 2000 Readiness

As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as Aetna), is dependent on computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its mission-critical information technology (IT) systems and embedded systems Year 2000 ready. The plan for IT systems covers five stages including (i) assessment, (ii) remediation, (iii) testing, (iv) implementation and (v) Year 2000 approval. At year end 1997, Aetna, including the Company, had substantially completed the assessment stage. The remediation of mission-critical IT systems was completed by year end 1998. Testing of all mission-critical IT systems is underway with Year 2000 approval targeted for completion by mid-1999. The costs of these efforts will not affect the separate account.

The Company, its affiliates and the mutual funds that serve as investment options for the separate account also have relationships with investment advisers, broker-dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, has initiated communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Aetna and the Company have assessed and are prioritizing responses in an attempt to mitigate risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the separate account, including, without limitation, its operation or the valuation of its assets and units.


Contents of the Statement of Additional Information
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account B

Offering and Purchase of Contract

Performance Data

Income Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of Aetna Life Insurance and Annuity Company and Subsidiary


Request an SAI by calling the Company at the number listed in "Contract
Overview."

                                   Appendix I
                               Fixed Dollar Option
--------------------------------------------------------------------------------

The following summarizes material information concerning the fixed dollar option. You may choose to allocate all or a portion of your purchase payment to the fixed dollar option. If you choose the fixed dollar option, your income payments will generally remain fixed as specified in your contract over the term of the contract. Your fixed payment may vary due to factors including your selection of an increasing annuity or your use of a right to withdraw. In certain cases, you may elect a right to withdraw any remaining guaranteed payments, (see "Withdrawals" in this appendix). Amounts allocated to the fixed dollar option are held in the Company's general account that supports general insurance and annuity obligations.

Interests in the fixed dollar option have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the fixed dollar option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding the fixed dollar option has not been reviewed by the SEC.

Payment Options

All of the payment options described under "Income Payments" in this prospectus are available for the fixed dollar option. If you allocate all of your purchase payment to the fixed dollar option, you may also elect one of the following features in connection with your fixed income payments:

(a) A Cash Refund Feature. (Only available if you select 100% fixed payments.) With this feature, if the annuitant or both annuitants (as applicable) die, then the beneficiary will receive a lump-sum payment equal to the purchase payment allocated to the fixed dollar option less any premium tax and less the total amount of fixed income payments paid prior to such death. The cash refund feature may be elected only with a "life income" or "life income-two lives" payment option that has no reduction in payment to the survivor, see "Income Payments--Payment Options." You may not elect a right to withdraw or elect an increasing annuity with this feature.

(b) An Increasing Annuity. (Only available if you select 100% fixed payments.) With this feature you may elect for your payments to increase by either one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be. This is available with any payment option, except for those with a reduction in payment to the survivor, see "Income Payments--Payment Options." You may not elect a right to withdraw or elect the cash refund feature with an increasing annuity. The feature is not available under contracts purchased in conjunction with Section 457 deferred compensation plans.


Fixed Income Payment Amounts

The amount of each payment depends on (1) the purchase payment that you allocate to the fixed dollar option, less any premium tax, and (2) the payment option and features chosen.

Withdrawals

Withdrawal Amount--Lifetime Payment Options. If you select a lifetime payment option with a right to withdraw, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the contract rate adjusted by the change in the constant maturity ten year Treasury note rate from your contract effective date to the date we calculate the withdrawal amount. Any applicable early withdrawal charge will be deducted.

Withdrawal Amount--Nonlifetime Payment Options. If you select a nonlifetime payment option with a right to withdraw, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the adjusted contract rate. The calculation is presented below. Any applicable early withdrawal charge will be deducted.

The adjusted contract rate equals (Rate of Return) + WY - IY, where:

Rate of Return is the fixed annuity present value interest rate shown in your contract

WY is the withdrawal yield

IY is the issue yield

WY is determined as follows:

(1) WY is the average of the yields, as published in the Wall Street Journal on the Friday before the date of the withdrawal, of the three (or more if the Company deems necessary) noncallable, noninflation adjusted Treasury Notes or Bonds maturing on or closest to the withdrawal duration date.
(2) The withdrawal duration date is the date (month and year) obtained when the withdrawal duration is added to the date of the withdrawal.
(3) Withdrawal duration equals 1 plus the number of whole years from the date of the withdrawal until the final guaranteed payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

IY is determined as follows:

(1) IY is the average of the yields, as published in the Wall Street Journal on the Friday before the contract effective date shown in your contract, of the three (or more if the Company deems necessary) noncallable, noninflation adjusted Treasury Notes or Bonds maturing on or closest to the issue duration date.
(2) The issue duration date (month and year) is obtained when the issue duration is added to the contract effective date.
(3) Issue duration equals 1 plus the number of whole years from issue until the final payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

Early Withdrawal Charge

Withdrawals may be subject to an early withdrawal charge. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract:

Schedule A: Subject to state approval, Schedule A applies to contracts issued on or after May 3, 1999.

------------------------------------------------------------------
                            Schedule A
------------------------------------------------------------------
Number of Years from
Contract Effective Date*                Early Withdrawal Charge
1 or more, but fewer than 2                        6%
2 or more, but fewer than 3                        5%
3 or more, but fewer than 4                        4%
4 or more, but fewer than 5                        3%
5 or more, but fewer than 6                        2%
6 or more, but fewer than 7                        1%
7 or more                                          0%

Schedule B applies to contracts issued prior to May 3, 1999. It also applies to contracts issued on or after May 3, 1999 in states where Schedule A is not approved as of the contract effective date.


------------------------------------------------------------------
                            Schedule B
------------------------------------------------------------------
Number of Years from
Contract Effective Date*                Early Withdrawal Charge
1 or more, but fewer than 2                        5%
2 or more, but fewer than 3                        4%
3 or more, but fewer than 4                        4%
4 or more, but fewer than 5                        3%
5 or more, but fewer than 6                        2%
6 or more, but fewer than 7                        1%
7 or more                                          0%

*For participants under a group contract, the early withdrawal charge will be calculated based upon the number of years from the certificate effective date.

The early withdrawal charge, in effect, is a deferred sales charge imposed to reimburse the Company for unrecovered acquisition and distribution costs.

Reduction or Elimination of the Early Withdrawal Charge. We may reduce or eliminate the early withdrawal charge when sales of the contract are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the early withdrawal charge will be based on one or more of the following criteria:

(a) The size and type of group of individuals to whom the contract is offered
(b) The type and frequency of administrative and sales services to be provided
(c) Whether there is a prior or existing relationship with the Company such as being an employee of the Company or one of its affiliate; receiving distributions or making internal transfers from other contracts issued by the Company or one of its affiliates; or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate

    Any reduction or elimination of the early withdrawal charge will not be unfairly discriminatory against any person.

Death Benefit

If the annuitant or both annuitants, as applicable, die before all guaranteed payments are paid, payments will continue to the beneficiary in the manner stated in your contract.

Payment of Death Benefit. Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See "Taxation" for rules that apply if you have elected to delay your payment start date under a non qualified annuity and you die before the annuity starting date. A lump-sum payment of any death benefit may be requested within six months following the date of death. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven days following our receipt of request in good order. A lump-sum payment may be requested at anytime (even after the six month period) if you had elected the right to withdraw. If a cash refund feature was elected, the death benefit will be paid in one sum to the beneficiary.

If the contract holder who is not the annuitant dies, income payments will continue to be paid to the payee in the form specified in the contract. If no payee survives the death of the contract holder, income payments will be made to the annuitant. Such payments will be paid at least as rapidly as under the method of distribution then in effect.

Death Benefit Amount. If you elect a right to withdraw, the death benefit value will be determined as described under "Withdrawal Amount" in this appendix. No early withdrawal charge will apply. If the contract is issued with guaranteed payments and with no right to withdraw, the rate used to determine the value of the remaining guaranteed payments will be the fixed annuity present value interest rate shown in the contract.

The value of the death benefit will be determined as of the next valuation following the Company's receipt at its Home Office of proof of death acceptable to us and a request for payment in good order.

                                   Appendix II
                         Description of Underlying Funds
--------------------------------------------------------------------------------

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

Aetna Balanced VP, Inc.

Investment Objective

Seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.

Policies

Under normal market conditions, allocates assets among the following asset classes: 1) equities such as common and preferred stocks; and 2) debt such as bonds, mortgage-related and other asset-backed securities, and U.S. Government securities. Typically maintains approximately 60% of total assets in equities and 40% of total assets in debt (including money market instruments), although those percentages may vary from time to time.

Risks

Principal risks are those generally attributable to stock and bond investing. The success of the fund's strategy depends on the investment adviser's skill in allocating fund assets between equities and debt and in choosing investments within those categories. Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Income Shares d/b/a Aetna Bond VP

Investment Objective

Seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Policies

Under normal market conditions, invests at least 65% of total assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. High-grade securities are rated at least A by Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's), or if unrated, considered by the investment adviser to be of comparable quality. May also invest up to 15% of total assets in high-yield bonds, and up to 25% of total assets in foreign debt securities.

Risks

Principal risks are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Fund d/b/a Aetna Growth and Income VP

Investment Objective

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Policies

Under normal market conditions, invests at least 65% of total assets in common stocks that the investment adviser believes have significant potential for capital or income growth. Tends to emphasize stocks of larger companies. Also invests assets across other asset classes (including stocks of small and medium-sized companies, international stock, real estate securities and fixed income securities).

Risks

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the fund's strategy also depends significantly on the investment adviser's skill in allocating assets and in choosing investments within each asset class. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks. Although the investment adviser emphasizes large cap stocks, the fund is more diversified across asset classes than most other funds with a similar investment objective. Therefore, it may not perform as well as those funds when large cap stocks are in favor.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Encore Fund d/b/a Aetna Money Market VP

Investment Objective

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

Policies

Invests only in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies. They also may include corporate debt securities, finance company commercial paper, asset-backed securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the investment adviser to be of comparable quality. Maintains a dollar-weighted average portfolio maturity of 90 days or less.

Risks

It is possible to lose money by investing in the fund. There is no guarantee the fund will achieve its investment objective. Shares of the fund are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency.

A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and therefore the value and yield of the fund's shares.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Generation Portfolios, Inc.--Aetna Ascent VP

Investment Objective

Seeks to provide capital appreciation.

Policies

Designed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities, and money market instruments. The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. May invest up to 15% of total assets in high-yield bonds.

The benchmark portfolio is 80% equities and 20% fixed income under neutral market conditions.

Risks

The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile. Risks associated with real estate securities include periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Generation Portfolios, Inc.--Aetna Crossroads VP

Investment Objective

Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Policies

Designed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding ten years and who have a moderate level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities, and money market instruments. The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. May invest up to 15% of total assets in high-yield bonds.

The benchmark portfolio is 60% equities and 40% fixed income under neutral market conditions.

Risks

The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile. Risks associated with real estate securities include periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Generation Portfolios, Inc.--Aetna Legacy VP

Investment Objective

Seeks to provide total return consistent with preservation of capital.

Policies

Designed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding five years and who have a low level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities, and money market instruments. The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. May invest up to 15% of total assets in high-yield bonds.

The benchmark portfolio is 40% equities and 60% fixed income under neutral market conditions.

Risks

The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile. Risks associated with real estate securities include periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Growth VP

Investment Objective

Seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.

Policies

Under normal market conditions, invests at least 65% of total assets in common stocks. Tends to emphasize stocks of larger companies, although may invest in companies of any size. Focuses on companies that the investment adviser believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

Risks

Principal risks are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP

Investment Objective

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.

Policies

Invests at least 80% of net assets in stocks included in the S&P 500 (other than Aetna Inc. common stock). The investment adviser attempts to achieve the objective by overweighting those stocks in the S&P 500 that the investment adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the investment adviser believes will underperform the index. In determining stock weightings, the portfolio manager uses quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. Although the fund will not hold all the stocks in the S&P 500, the investment adviser expects that there will be a close correlation between the performance of the fund and that of the S&P 500 in both rising and falling markets.

Risks

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the fund's strategy depends significantly on the investment adviser's skill in determining which securities to overweight, underweight or avoid altogether.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna International VP

Investment Objective

Seeks long-term capital growth primarily though investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The fund will not target any given level of current income.

Policies

Under normal market conditions, invests at least 65% of total assets in securities principally traded in three or more countries outside of North America. These securities may include common stocks as well as securities convertible into common stocks. Invests primarily in established foreign securities markets, although may invest in emerging markets as well. Employs currency hedging strategies to protect from adverse effects on the U.S. dollar.

Risks

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of foreign companies present additional risks for U.S. investors, including the following: stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts; accounting standards and market regulations tend to be less standardized in certain foreign countries; and economic and political climates tend to be less stable. Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. A hedging strategy adds to the fund's expenses and may not perform as expected.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP

Investment Objective

Seeks maximum total return primarily through investment in a diversified portfolio of equity securities issued by real estate companies, the majority of which are real estate investment trusts (REITs).

Policies

Under normal market conditions, invests at least 65% of total assets in stocks, convertible securities and preferred stocks of companies principally engaged in the real estate industry. These companies may invest in, among other things, shopping malls, healthcare facilities, office parks and apartment communities, or may provide real estate management and development services.

Risks

Concentrating in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; adverse developments in the real estate industry, which may have a greater impact on this fund than a fund that is more broadly diversified. Performance also may be adversely affected by sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative stock market performance. Although the fund is subject to the risks generally attributable to stock investing, because the fund has concentrated its assets in one industry it may be subject to more abrupt swings in value than would a fund that does not concentrate its assets in one industry.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Small Company VP

Investment Objective

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

Policies

Under normal market conditions, invests at least 65% of total assets in common stocks of small-capitalization companies, defined as: the 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization); all companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index; and companies with market capitalizations lower than any companies included in the first two categories. For purposes of the 65% policy, the largest company in this group in which the fund intends to invest currently has a market capitalization of approximately $1.5 billion.

Risks

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in these stocks is substantially less than is typical of stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations or may be less liquid. When selling a large quantity of a particular stock, the fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Investment Adviser: Aeltus Investment Management, Inc.

AIM V.I. Capital Appreciation Fund

Investment Objective

Seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.

Policies

The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes. The fund may also invest up to 20% of its total assets in foreign securities.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

Risks

The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

Investment Adviser: A I M Advisors, Inc.

AIM V.I. Growth Fund

Investment Objective

Seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum.

Policies

The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes. The fund may also invest up to 20% of its total assets in foreign securities.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

Risks

The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Investment Adviser: A I M Advisors, Inc.

AIM V.I. Growth and Income Fund

Investment Objective

Seeks growth of capital with a secondary objective of current income.

Policies

The fund seeks to meet these objectives by investing at least 65% of its net assets in income-producing securities, including dividend-paying common stocks and convertible securities. The portfolio managers purchase securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that they believe have the potential for above-average growth in earnings and dividends. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential or the capacity to generate income. The fund may also invest up to 20% of its total assets in foreign securities.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

Risks

The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

Investment Adviser: A I M Advisors, Inc.

AIM V.I. Value Fund

Investment Objective

Seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

Policies

The fund also may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 25% of its total assets in foreign securities.

The portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities; and
(4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

Risks

The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Investment Adviser: A I M Advisors, Inc.

Fidelity Variable Insurance Products Fund--High Income Portfolio

Investment Objective

Seeks a high level of current income while also considering growth of capital.

Policies

Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. May also invest in non-income producing securities, including defaulted securities and common stocks. Currently intends to limit common stocks to 10% of total assets. May invest in securities of both foreign and domestic issuers. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, interest rates or other factors that affect security values.

Risks

Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

Investment Adviser: Fidelity Management & Research Company

Janus Aspen Series--Growth Portfolio

Investment Objective

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Policies

Generally invests primarily in common stocks of larger, more established companies selected for their growth potential, although it can invest in companies of any size. May at times hold substantial positions in cash or similar investments.

Risks

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Worldwide Growth Portfolio

Investment Objective

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Policies

Invests primarily in common stocks of companies of any size throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. May hold substantial positions in cash or similar investments.

Risks

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Oppenheimer Aggressive Growth Fund/VA

Investment Objective

Seeks to achieve long-term capital appreciation by investing in "growth-type" companies.

Policies

Invests mainly in equity securities, such as common stocks, preferred stocks and convertible securities, of issuers in the U.S. and foreign countries. The fund can invest in any country, including countries with developed or emerging markets, but currently emphasizes investments in developed markets. As a fundamental policy, the fund will normally invest in at least four countries (including the United States). The fund emphasizes investments in securities of "growth-type" companies. The fund may also invest in cyclical industries and in "special situations" that the fund's investment manager believes present opportunities for capital growth. "Special situations" are anticipated acquisitions, mergers or other unusual developments which, in the opinion of the manager, will increase the value of an issuer's securities, regardless of general business conditions or market movements.

Risks

The fund's investments in stocks are subject to changes in their value from a number of factors. They include changes in general stock market movements, or the change in value of particular stocks because of an event affecting the issuer. The fund expects to have substantial amounts of its investments in foreign securities. Therefore, it will be subject to the risks that economic, political or other events can have on the values of securities of issuers in particular foreign countries. Changes in interest rates can also affect stock prices. Investing in securities with high growth potential, which are often newer companies having a market capitalization of $200 million or less, involves substantially greater risks of loss and price fluctuations than larger cap issuers. Small-cap stock investments also pose certain risks because their stocks may be less liquid than those of larger issuers.

Investment Adviser: OppenheimerFunds, Inc.

Oppenheimer Main Street Growth & Income Fund/VA

Investment Objective

Seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Policies

Invests in equity securities, such as common stocks, preferred stocks and convertible securities and in debt securities, of issuers in the U.S. and foreign countries. Although the fund can invest in securities of issues of all market capitalization ranges, it may focus from time to time on small to medium capitalization issuers (having a market capitalization of less than $5 billion). The fund can also use hedging instruments and certain derivative investments to try to manage investment risks.


Risks
The fund's investments in stocks and bonds are subject to changes in their value from a number of factors. They include changes in general stock and bond market movements, or the change in value of particular stocks or bonds because of an event affecting the issuer. High-yield, lower-grade bonds are subject to greater credit risks than investment-grade securities. The fund can have significant amounts of its assets invested in foreign securities. Therefore, it will be subject to the risks of economic, political or other events that can affect the values of securities of issuers in particular foreign countries. Changes in interest rates can also affect stock and bond prices.

Investment Adviser: OppenheimerFunds, Inc.

Oppenheimer Strategic Bond Fund/VA

Investment Objective

Seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.

Policies

Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. companies. Under normal market conditions, the fund invests in each of those three market sectors. However, the fund is not obligated to do so, and the amount of its assets in each of the three sectors will vary over time. The fund can invest up to 100% of its assets in any one sector at any time, if the manager believes that in doing so the fund can achieve its objective without undue risk. The fund's foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. The fund can also use hedging instruments and certain derivative investments to try to enhance income or try to manage investment risks.

Risks

The fund's investments in debt securities are subject to changes in their value from a number of factors. They include changes in general bond market movements in the U.S. and abroad, or the change in value of particular bonds because of an event affecting the issuer. The fund can focus significant amounts of its investments in foreign debt securities. Therefore, it will be subject to the risks that economic, political or other events can have on the values of securities of issuers in particular foreign countries. These risks are heightened in the case of emerging market debt securities. Changes in interest rates can also affect securities prices.

Investment Adviser: OppenheimerFunds, Inc.

Portfolio Partners MFS Emerging Equities Portfolio

Investment Objective

Seeks long-term growth of capital.

Policies

Invests, under normal market conditions, at least 80% of total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of emerging growth companies. Emerging growth companies are companies believed to be either early in their life cycle but which have the potential to become major enterprises, or major enterprises whose rates of earnings growth are expected to accelerate. Investments may include securities traded in the over-the-counter markets.

May also invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

Risks

Investment in the portfolio is subject to the following risks:

>Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

>Emerging Growth Risk: The portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.

>Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.

>Foreign Markets Risk: Investment in foreign securities involves risks related to political, social and economic developments abroad. These risks result from differences between the regulations to which U.S. and foreign issuers and markets are subject.

>Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company

Portfolio Partners MFS Value Equity Portfolio

Investment Objectives

Seeks capital appreciation.

Policies

Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. Investments may include securities traded in the over-the-counter markets.

May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.

Risks

Investment in the portfolio is subject to the following risks:

>Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.

>Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.

>Foreign Markets Risk: The portfolio's investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

>Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.

>Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

>Interest Rate Risk: The portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of debt securities held by the portfolio will decline.

>Credit Risk: The portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities are more likely to have difficulty making timely payments of interest or principal.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company

Portfolio Partners Scudder International Growth Portfolio

Investment Objective

Seeks long-term growth of capital.

Policies

Invests primarily (at least 65% of total assets) in the equity securities of foreign companies believed to have high growth potential. Normally invests in securities of at least three different countries other than the U.S. Focuses on issuers located primarily in Europe, Latin America, and the emerging markets of the Pacific Basin and Japan, but also may invest in select issues from elsewhere outside the U.S. Will invest in securities in both developed and developing markets. Seeks to invest in those companies believed to be best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly developing business franchises, strong financial positions, and high quality management capable of defining and implementing strategies to take advantage of local, regional or global markets.

Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.

Risks

Investment in the portfolio is subject to the following risks:

>Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.

>Foreign Markets Risk: The portfolio's investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

>Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

>Emerging Growth Risk: The portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.

>Interest Rate Risk: The portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of debt securities held by the portfolio will decline.

>Credit Risk: The portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities are more likely to have difficulty making timely payments of interest or principal.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Scudder Kemper Investments, Inc.

Portfolio Partners T. Rowe Price Growth Equity Portfolio

Investment Objective

Seeks long-term capital growth, and, secondarily, increasing dividend income.

Policies

Invests primarily (at least 65% of total assets) in the common stocks of a diversified group of growth companies. The subadviser seeks companies with a lucrative niche in the economy that it believes will give them the ability to sustain earnings momentum even during times of slow economic growth. The subadviser believes that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

May invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

Risks

Investment in the portfolio is subject to the following risks:

>Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.

>Foreign Markets Risk: The portfolio's investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

>Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser: T. Rowe Price Associates, Inc.

                                  Appendix III
                         Condensed Financial Information
--------------------------------------------------------------------------------
         (Selected data for annuity and accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1998 (as applicable), is derived from information included in the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information. The annuity unit values shown below are derived from accumulation unit values and reflect the application of a factor corresponding to the assumed annual net return rates of 3.50% and 5.00% as noted. See "Calculating Variable Income Payments" for more information. Only those subaccounts with annuity units outstanding at the end of the period are listed below.



                                                      Assumed Annual Net Return Rate   Assumed Annual Net Return Rate
                                                                 of 3.50%                        of 5.00%
                                                      -------------------------------  ------------------------------
                                                         1998           1997            1998             1997
                                                       -------         -------         -------          ------
AETNA BALANCED VP, INC.
Value at beginning of period                           $15.488         $13.448(1)      $14.800          $13.209(2)
Value at end of period                                 $17.280         $15.488         $16.276          $14.800
AETNA BOND VP
Value at beginning of period                           $11.529         $11.087(1)      $11.017          $10.990(3)
Value at end of period                                 $11.896         $11.529         $11.205          $11.017
AETNA CROSSROADS VP
Value at beginning of period                           $10.242         $10.108(4)      $10.223          $10.032(4)
Value at end of period                                 $10.350         $10.242         $10.182          $10.223
AETNA GROWTH VP
Value at beginning of period                           $14.972(5)                      $13.015          $13.538(4)
Value at end of period                                 $17.245                         $16.827          $13.015
AETNA GROWTH AND INCOME VP
Value at beginning of period                           $18.426         $15.431(2)      $17.607          $15.123(2)
Value at end of period                                 $20.128         $18.426         $18.959          $17.607
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                           $12.402         $11.263(3)      $12.277          $10.848(6)
Value at end of period                                 $15.572         $12.402         $15.195          $12.277
AETNA INTERNATIONAL VP
Value at beginning of period                           $10.413(7)
Value at end of period                                 $10.780
AETNA LEGACY VP
Value at beginning of period                           $11.201         $10.372(8)      $11.017          $10.264(2)
Value at end of period                                 $11.429         $11.201         $11.080          $11.017
AETNA MONEY MARKET VP
Value at beginning of period                           $10.044(9)
Value at end of period                                 $10.073
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                                           $ 9.235(10)
Value at end of period                                                                 $ 8.295
AETNA SMALL COMPANY VP
Value at beginning of period                           $13.444         $12.930(11)     $13.308          $13.322(4)
Value at end of period                                 $12.968         $13.444         $12.654          $13.308
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                           $10.483(5)                      $10.060          $10.058(4)
Value at end of period                                 $ 9.201                         $ 9.052          $10.060
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                           $11.789         $10.481(1)      $11.580          $10.433(1)
Value at end of period                                 $15.260         $11.789         $14.775          $11.580
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                           $12.007         $10.576(2)      $11.794          $10.638(2)
Value at end of period                                 $14.769         $12.007         $14.300          $11.794
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                           $10.180(5)                      $10.152(12)
Value at end of period                                 $ 9.909                         $ 9.749
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                           $ 9.894         $10.050(13)     $ 9.719          $ 9.885(13)
Value at end of period                                 $12.241         $ 9.894         $11.852          $ 9.719
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period                           $12.474         $12.335(13)     $12.253          $12.132(13)
Value at end of period                                 $15.084         $12.474         $14.605          $12.253

--------------------------------------------------------------------------------

                                                   Assumed Annual Net    Assumed Annual Net Return
                                                       Return Rate                 Rate
                                                        of 3.50%                 of 5.00%
                                                 ----------------------- ------------------------
                                                       1998        1997         1998         1997
                                                      -------     ------       ------        -----
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH
 PORTFOLIO
Value at beginning of period                         $11.433(7)               $11.992(14)
Value at end of period                               $11.777                  $11.587
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY
 PORTFOLIO
Value at beginning of period                                                  $10.998(9)
Value at end of period                                                        $11.582

-----------------
 (1) Funds were first received in this option during March 1997.
 (2) Funds were first received in this option during January 1997.
 (3) Funds were first received in this option during October 1997.
 (4) Funds were first received in this option during December 1997.
 (5) Funds were first received in this option during March 1998.
 (6) Funds were first received in this option during May 1997.
 (7) Funds were first received in this option during November 1998.
 (8) Funds were first received in this option during February 1997.
 (9) Funds were first received in this option during July 1998.
(10) Funds were first received in this option during June 1998.
(11) Funds were first received in this option during August 1997.
(12) Funds were first received in this option during February 1998.
(13) Funds were first received in this option during November 1997.
(14) Funds were first received in this option during May 1998.

                          For Master Applications Only

--------------------------------------------------------------------------------
I hereby acknowledge receipt of an Account B Aetna Immediate Annuity prospectus dated May 3, 1999.

____ Please send an Account B Statement of Additional Information (Form No. SAI.09515-99) dated May 3, 1999.


--------------------------------------------------------------------------------
                           CONTRACT HOLDER'S SIGNATURE


--------------------------------------------------------------------------------
                                      DATE

PROS.09515-99

VARIABLE ANNUITY ACCOUNT B OF AETNA LIFE INSURANCE AND ANNUITY COMPANY Statement of Additional Information dated May 3, 1999
A Fixed and Variable Single Premium, Group or Individual, Immediate Annuity Contract

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the separate account) dated May 3, 1999.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

Aetna Life Insurance and Annuity Company
Attn: ARS Settlements
151 Farmington Avenue
Hartford, Connecticut 06156
1-800-238-6273

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

General Information and History......................................   2
Variable Annuity Account B...........................................   2
Offering and Purchase of Contracts...................................   3
Performance Data.....................................................   3
General..............................................................   3
Average Annual Total Return Quotations...............................   3
Income Payments......................................................   7
Sales Material and Advertising.......................................   8
Independent Auditors.................................................   8
Financial Statements of the Separate Account......................... S-1
Financial Statements of Aetna Life Insurance and
Annuity Company and Subsidiary....................................... F-1

GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. The Company is an indirect wholly owned subsidiary of Aetna Inc. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 1998, the Company and its subsidiary life company had $43 billion invested through their products, including $29 billion in their separate accounts (of which the Company, or an affiliate oversees the management of $21 billion). The Company is ranked among the top 2% of all U.S. life insurance companies based on assets as of December 31, 1997. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below). Other than the mortality and expense risk charge, the administrative expense charge and the guaranteed minimum income charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. (See "Fees" in the prospectus.) We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses. From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B
Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract.

The availability of the funds is subject to applicable regulatory authorization. Not all funds may be available in all jurisdictions or under all contracts.
The funds currently available under the contract are as follows:

Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Variable Fund d/b/a Aetna Growth and Income VP
Aetna Index Plus Large Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Aetna Real Estate Securities VP
Aetna Small Company VP
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund
Fidelity Variable Insurance Products Fund (VIP) High Income Portfolio Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Oppenheimer Aggressive Growth Fund/VA
Oppenheimer Growth and Income Fund/VA
Oppenheimer Strategic Bond Fund/VA
Portfolio Partners MFS Emerging Equities Portfolio
Portfolio Partners MFS Value Equity Portfolio
Portfolio Partners Scudder International Growth Portfolio
Portfolio Partners T. Rowe Price Growth Equity Portfolio

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS
The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. We offer the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled "Purchase."

PERFORMANCE DATA

GENERAL
From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as the "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied under a deferred annuity contract to the various subaccounts available under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contracts during each period (e.g., 1.25% mortality and expense risk charges, 1.00% guaranteed minimum income charge, as applicable, and an early withdrawal charge of 7% grading down to 0% after seven years). These charges will be deducted on a pro rata basis in the case of fractional periods.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge. The deduction of the early withdrawal charge would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized
The table shown below reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1998 for the Subaccounts. The standardized returns assume the maximum charges under the contract as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges. Also reflected in both tables is the guaranteed minimum income charge as it applies to Aetna Index Plus Large Cap fund. As reflected in the tables, this charge only applies when the guaranteed minimum income feature is selected.

For the subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio. For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Date
                                                                                                                      Contributions
                                                                                           STANDARDIZED               First Received
                                                                                                                        Under the
                                                                                                                    Separate Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Since
SUBACCOUNT                                                              1 Year    5 Years     10 Years   Inception*
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                        (3.18%)                             13.03%      08/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                 8.55%      13.99%                  11.69%      06/30/1989
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                        0.38%       4.89%       7.91%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                    (1.69%)                             11.41%      08/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                        27.80%                              30.19%      05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                           6.28%      17.41%      15.00%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                          22.16%                              28.01%      10/31/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP(4)
------------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                                                                    (10.53%)     05/05/1998
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Date
                                                                                                                      Contributions
                                                                                           STANDARDIZED               First Received
                                                                                                                        Under the
                                                                                                                    Separate Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Since
SUBACCOUNT                                                              1 Year    5 Years     10 Years   Inception*
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                        (0.73%)                              9.49%      08/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                            (2.11%)      3.55%       4.43%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                                                                           (18.27%)     05/06/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                 (6.16%)                              8.13%      05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                                         20.23%      10/02/1998
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                                                                       23.29%      10/02/1998
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                                                            21.08%      10/02/1998
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                                                        21.82%      10/02/1998
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    (11.19%)                              7.05%      06/30/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                           25.93%                              21.73%      07/29/1994
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                 19.67%                              25.73%      04/28/1995
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA                                   4.30%                               8.92%      05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA                        (2.81%)                              9.40%      05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                     (4.49%)                              0.43%      05/30/1997
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                     20.36%                              17.18%      11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)   20.36%      13.38%                  13.13%      09/30/1993
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                          17.65%                              17.61%      11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/Portfolio Partners MFS Value Equity(3)     17.65%      15.01%                  13.68%      11/30/1992
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio              10.55%                              10.89%      11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
International Growth(3)                                                10.55%       8.60%                  11.29%      08/31/1992
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio               18.45%                              18.98%      11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth          18.45%                              23.05%      02/28/1995
Equity(3)
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.
(2) The current yield for the subaccount for the 7-day period ended December 31, 1998 (on an annualized basis) was 3.77%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 7% early withdrawal charge.
(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund.
(4) This line represents standardized performance reflecting deduction of all applicable charges including the guaranteed minimum income charge. No returns are shown, however, because as of the date hereof no contributions were received in the fund under the guaranteed minimum income feature under the separate account.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Fund
                                                                                         NON-STANDARDIZED                 Inception
                                                                                                                            Date
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Since
SUBACCOUNT                                                          1 Year     3 Years  5 Years   10 Years  Inception**
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                      3.00%     14.17%                          15.10%    07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                             15.47%     16.68%    14.45%                11.57%    04/03/1989
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                     6.79%      5.32%     5.31%     7.91%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                  4.59%     12.52%                          13.33%    07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                     35.96%                                     33.61%    12/13/1996
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Fund
                                                                                        NON-STANDARDIZED                 Inception
                                                                                                                            Date
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Since
SUBACCOUNT                                                          1 Year     3 Years  5 Years   10 Years  Inception**
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                       13.06%     21.24%    17.88%    15.00%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                       29.96%                                     31.66%    09/16/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP(4)                                    28.68%                                     30.35%    09/16/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                              17.44%                                     20.03%    12/22/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                      5.60%     10.42%                          11.21%    07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                          4.14%      4.11%     3.97%     4.43%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                                    (13.94%)                                   (10.43%)   12/15/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                              (0.16%)                                    15.69%    12/27/1996
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                  17.82%     15.32%    15.78%                17.30%    05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                                32.47%     24.63%    19.94%                19.38%    05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                     26.11%     22.87%                          20.98%    05/02/1994
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                 30.77%     21.97%    20.20%                20.39%    05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(1)                               (5.52%)     7.32%     7.44%     9.69%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                        33.96%     23.84%    19.90%                19.37%    09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                              27.31%     25.08%    19.80%                22.48%    09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA(1)                            10.96%     13.25%    11.65%    14.54%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA                      3.39%     20.96%                          25.42%    07/06/1995
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                   1.61%      6.47%     5.49%                 5.45%    05/03/1993
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                  28.05%                                     23.95%    11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging            28.05%     12.42%    13.84%    19.49%
Equities(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                       25.15%                                     24.41%    11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/Portfolio Partners MFS Value Equity(3)  25.15%     18.94%    15.48%    13.28%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio           17.61%                                     17.32%    11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners
Scudder International Growth(3)                                     17.61%     12.78%     9.04%    10.62%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio            26.01%                                     25.71%    11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth
Equity(3)                                                           26.01%     21.33%    19.23%                18.97%    01/09/1989
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
** Reflects performance from the fund's inception date.
(1) These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the 7-day period ended December 31, 1998 (on an annualized basis) was 3.77%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% early withdrawal charge is not reflected.
(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.
(4) The non-standardized returns in this row reflect deduction of applicable charges including the guaranteed minimum income charge. The numbers are only applicable if the guaranteed minimum income feature was elected.

INCOME PAYMENTS
Your variable payments will fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected subaccount(s). The first payment and subsequent payments also vary depending on the assumed annual net return rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. A fixed number of annuity units is determined in each of the designated subaccounts on the contract effective date. The number of annuity units, which generally does not change thereafter, is calculated by dividing (a) by (b), where (a) is the amount of the income payment as if the payment was calculated as of the contract effective date, and (b) is the annuity unit value for that investment option on the contract effective date. The first payment will be calculated as of the tenth valuation before the payment due date which depends upon the payment frequency you have selected. As noted above, annuity unit values fluctuate from one valuation to the next (see "Calculating Variable Income Payments" in the prospectus); such fluctuations reflect changes in the net investment factor for the applicable subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed annual net return rate of 3.5% or 5% per annum. The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for each subaccount selected.

EXAMPLE:
Assume that you purchase a single premium immediate annuity contract with a $50,000 premium. The payment option that you select has a payment factor of $6.68 per $1,000 of value applied. Also assume that no premium tax is payable. If a payment was determined as of the contract effective date, that payment would be calculated by multiplying $6.68 per $1,000 by 50.000. This would produce an initial payment of $334.00. Assume that the value of the annuity unit on the contract effective date is 13.400000. The payment calculated as of the contract effective date is divided by the annuity unit value to determine the number of annuity units (that is, $334.00/13.400000 = 24.925 annuity units). The number of annuity units will generally remain constant over the term of your contract as determined by your annuity option. The value of each payment will be determined on the tenth valuation before the payment due date by multiplying the number of annuity units by that date's annuity unit value. Payments will subsequently fluctuate depending upon the net investment performance that occurs between payment valuation dates less a factor that represents the assumed annual net return rate. This offsets the assumed annual net return rate built into the number of annuity units determined above. Annuity unit values are calculated on a daily basis by multiplying the annuity unit value by the daily net return factor and by a factor to reflect the daily assumed annual net return rate. The factor for a 3.5% assumed annual net return rate is 0.9999058 and for 5.0%,
0.9998663. The new payment is calculated by multiplying the number of annuity units by the new annuity unit value.

SALES MATERIAL AND ADVERTISING
We may illustrate the hypothetical values of income payments made from each of the subaccounts over certain time periods based on the historical net asset values of the funds. We may also advertise returns based on other fee schedules that apply to a particular contract holder. These fee schedules may result in higher returns than those shown.

We may also include hypothetical illustrations in our sales literature that explain the mathematical principles of compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and savings or investment products such as personal savings accounts and certificates of deposit. We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may categorize funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT AUDITORS
KPMG LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the examination of the separate account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT B


                                      Index

Statement of Assets and Liabilities........................................  S-2
Statements of Operations and Changes in Net Assets.........................  S-7
Condensed Financial Information............................................  S-8
Notes to Financial Statements.............................................. S-16
Independent Auditors' Report............................................... S-36

Variable Annuity Account B

Statement of Assets and Liabilities - December 31, 1998


ASSETS:
Investments, at net asset value: (Note 1)

                                                                                                          Net
                                                                   Shares             Cost             Assets
                                                                   ------             ----             ------
 Aetna Ascent VP:                                               1,775,905    $  25,102,742      $  24,898,190
 Aetna Balanced VP:                                            12,391,167      181,255,533        194,913,051
 Aetna Bond VP:                                                 6,915,310       90,585,384         90,313,945
 Aetna Crossroads VP:                                           2,222,763       29,151,210         29,607,202
 Aetna Get Fund, Series B:                                      1,328,751       16,114,148         19,399,768
 Aetna Get Fund, Series C:                                        641,495        6,843,405          9,276,019
 Aetna Get Fund, Series D:                                      8,945,182       89,971,949         89,907,126
 Aetna Growth and Income VP:                                   34,864,532    1,125,170,574      1,110,783,981
 Aetna Growth VP:                                               2,192,686       25,612,305         29,667,044
 Aetna High Yield VP:                                              25,485          269,013            230,386
 Aetna Index Plus Large Cap VP:                                 4,950,434       77,533,729         87,078,142
 Aetna Index Plus Mid Cap VP:                                      30,799          350,678            375,745
 Aetna Index Plus Small Cap VP:                                    98,357          961,535            969,800
 Aetna International VP:                                          132,091        1,535,380          1,530,933
 Aetna Legacy VP:                                               2,841,936       34,924,355         35,154,748
 Aetna Money Market VP:                                        11,204,743      148,567,676        150,002,380
 Aetna Real Estate Securities VP:                                 115,069        1,060,043            981,537
 Aetna Small Company VP:                                        1,445,875       17,304,318         18,492,740
 Aetna Value Opportunity VP:                                    1,296,961       16,956,181         18,689,212
 AIM V.I. Funds:
  Capital Appreciation Fund:                                       11,857          279,072            298,792
  Growth and Income Fund:                                           9,329          203,793            221,558
  Growth Fund:                                                     11,970          284,519            296,860
  Value Fund:                                                      26,818          681,416            703,970
 Alger American Funds:
  Balanced Portfolio:                                             476,550        4,602,622          6,185,618
  Income & Growth Portfolio:                                    1,178,638       11,247,924         15,463,737
  Leveraged AllCap Portfolio:                                     486,301       10,438,458         16,971,895
 American Century Investments:
  Balanced Fund:                                                  567,422        4,244,446          4,732,298
  International Fund:                                             760,004        5,048,080          5,791,227
 Calvert Social Balanced Portfolio:                               916,276        1,943,153          1,958,082
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                                      6,927,959      153,249,176        176,108,721
  Growth Portfolio:                                             3,087,069      104,576,368        138,516,768
  High Income Portfolio:                                        4,321,896       54,257,145         49,831,459
  Overseas Portfolio:                                             892,112       17,216,864         17,886,843
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                                      1,124,160       18,781,312         20,414,738
  Contrafund Portfolio:                                         6,668,348      127,772,939        162,974,413
  Index 500 Portfolio:                                          1,003,440      116,197,819        141,735,838
  Investment Grade Bond Portfolio:                                439,478        5,217,593          5,695,641
 Insurance Management Series:
  American Leaders Fund II:                                     6,201,568       97,218,342        134,450,002
  Equity Income Fund II:                                        2,025,727       24,690,902         28,664,036
  Growth Strategies Fund II:                                    1,532,692       22,205,952         27,450,515
  High Income Bond Fund II:                                     4,568,474       47,172,964         49,887,731
  International Equity Fund II:                                 1,138,497       13,701,931         17,521,464
  Prime Money Fund II:                                          8,067,320        8,065,097          8,067,320

Variable Annuity Account B

                                                                                                Net
                                                      Shares               Cost              Assets
                                                      ------               ----              ------
  U.S. Government Securities II:                   1,439,895     $   15,041,447      $   16,054,824
  Utility Fund II:                                 1,986,746         23,284,347          30,337,604
 Janus Aspen Series:
  Aggressive Growth Portfolio:                     2,079,332         49,261,924          57,368,774
  Balanced Portfolio:                              3,210,155         56,987,418          72,228,489
  Flexible Income Portfolio:                       1,710,899         20,378,246          20,633,439
  Growth Portfolio:                                2,958,516         57,362,313          69,643,462
  Worldwide Growth Portfolio:                      8,512,439        210,385,419         247,626,862
 Lexington Emerging Markets Fund:                    266,212          2,706,082           1,509,423
 Lexington Natural Resources Trust Fund:             358,558          5,221,161           3,954,893
 MFS Funds:
  Total Return Series:                             2,104,731         34,302,993          38,137,728
  Worldwide Government Series:                       185,123          1,911,846           2,014,138
 Oppenheimer Funds:
  Aggressive Growth Fund:                            265,843         10,674,495          11,917,723
  Global Securities Fund:                            346,765          6,867,095           7,653,101
  Growth & Income Fund:                            1,718,418         35,629,032          35,193,209
  Strategic Bond Fund:                             2,558,320         13,050,936          13,098,600
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:             2,382,266        112,648,846         132,072,829
  PPI MFS Research Growth Portfolio:               7,421,331         77,594,206          88,610,687
  PPI MFS Value Equity Portfolio:                    738,878         24,196,477          27,966,529
  PPI Scudder International Growth Portfolio:      1,049,896         16,732,753          17,596,256
  PPI T. Rowe Price Growth Equity Portfolio:       2,148,768         93,956,758         118,848,377
                                                                 --------------      --------------
NET ASSETS                                                       $3,606,761,839      $3,956,568,422
                                                                 ==============      ==============

Net assets represented by:
Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
5)


Aetna Ascent VP:
   Annuity contracts in accumulation ...........  $   24,898,190
Aetna Balanced VP:
   Annuity contracts in accumulation ...........     176,154,146
   Annuity contracts in payment period .........      18,758,905
Aetna Bond VP:
   Annuity contracts in accumulation ...........      85,100,187
   Annuity contracts in payment period .........       5,213,758
Aetna Crossroads VP:
   Annuity contracts in accumulation ...........      28,289,880
   Annuity contracts in payment period .........       1,317,322
Aetna Get Fund, Series B:
   Annuity contracts in accumulation ...........      19,399,768
Aetna Get Fund, Series C:
   Annuity contracts in accumulation ...........       9,276,019
Aetna Get Fund, Series D:
   Annuity contracts in accumulation ...........      89,907,126
Aetna Growth and Income VP:
   Annuity contracts in accumulation ...........     955,586,320
   Annuity contracts in payment period .........     155,197,661
Aetna Growth VP:
   Annuity contracts in accumulation ...........      28,467,187
   Annuity contracts in payment period .........       1,199,857

Variable Annuity Account B

Aetna High Yield VP:
   Annuity contracts in accumulation ...........  $     230,386
Aetna Index Plus Large Cap VP:
   Annuity contracts in accumulation ...........     85,248,495
   Annuity contracts in payment period .........      1,829,647
Aetna Index Plus Mid Cap VP:
   Annuity contracts in accumulation ...........        375,745
Aetna Index Plus Small Cap VP:
   Annuity contracts in accumulation ...........        969,800
Aetna International VP:
   Annuity contracts in accumulation ...........      1,528,847
   Annuity contracts in payment period .........          2,086
Aetna Legacy VP:
   Annuity contracts in accumulation ...........     32,331,905
   Annuity contracts in payment period .........      2,822,843
Aetna Money Market VP:
   Annuity contracts in accumulation ...........    149,772,871
   Annuity contracts in payment period .........        229,509
Aetna Real Estate Securities VP:
   Annuity contracts in accumulation ...........        965,259
   Annuity contracts in payment period .........         16,278
Aetna Small Company VP:
   Annuity contracts in accumulation ...........     18,295,242
   Annuity contracts in payment period .........        197,498
Aetna Value Opportunity VP:
   Annuity contracts in accumulation ...........     18,689,212
AIM V.I. Funds:
 Capital Appreciation Fund:
   Annuity contracts in accumulation ...........        298,792
 Growth and Income Fund:
   Annuity contracts in accumulation ...........        221,558
 Growth Fund:
   Annuity contracts in accumulation ...........        296,860
 Value Fund:
   Annuity contracts in accumulation ...........        703,970
Alger American Funds:
 Balanced Portfolio:
   Annuity contracts in accumulation ...........      6,185,618
 Income & Growth Portfolio:
   Annuity contracts in accumulation ...........     15,463,737
 Leveraged AllCap Portfolio:
   Annuity contracts in accumulation ...........     16,971,895
American Century Investments:
 Balanced Fund:
   Annuity contracts in accumulation ...........      4,732,298
International Fund:
   Annuity contracts in accumulation ...........      5,791,227
Calvert Social Balanced Portfolio:
   Annuity contracts in accumulation ...........      1,958,082

Variable Annuity Account B

Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
   Annuity contracts in accumulation ....................  $  176,108,721
 Growth Portfolio:
   Annuity contracts in accumulation ....................     138,516,768
 High Income Portfolio:
   Annuity contracts in accumulation ....................      49,328,098
   Annuity contracts in payment period ..................         503,361
 Overseas Portfolio:
   Annuity contracts in accumulation ....................      17,886,843
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
   Annuity contracts in accumulation ....................      20,414,738
 Contrafund Portfolio:
   Annuity contracts in accumulation ....................     162,974,413
 Index 500 Portfolio:
   Annuity contracts in accumulation ....................     141,735,838
 Investment Grade Bond Portfolio:
   Annuity contracts in accumulation ....................       5,695,641
Insurance Management Series:
 American Leaders Fund II:
   Annuity contracts in accumulation ....................     134,398,144
   Annuity contracts in payment period ..................          51,858
 Equity Income Fund II:
   Annuity contracts in accumulation ....................      28,656,460
   Annuity contracts in payment period ..................           7,576
 Growth Strategies Fund II:
   Annuity contracts in accumulation ....................      27,450,515
 High Income Bond Fund II:
   Annuity contracts in accumulation ....................      49,887,731
 International Equity Fund II:
   Annuity contracts in accumulation ....................      17,521,464
 Prime Money Fund II:
   Annuity contracts in accumulation ....................       8,067,320
 U.S. Government Securities II:
   Annuity contracts in accumulation ....................      16,054,824
 Utility Fund II:
   Annuity contracts in accumulation ....................      30,329,937
   Annuity contracts in payment period ..................           7,667
Janus Aspen Series:
 Aggressive Growth Portfolio:
   Annuity contracts in accumulation ....................      57,368,774
 Balanced Portfolio:
   Annuity contracts in accumulation ....................      72,228,489
 Flexible Income Portfolio:
   Annuity contracts in accumulation ....................      20,633,439
 Growth Portfolio:
   Annuity contracts in accumulation ....................      68,058,273
   Annuity contracts in payment period ..................       1,585,189
 Worldwide Growth Portfolio:
   Annuity contracts in accumulation ....................     243,902,115
   Annuity contracts in payment period ..................       3,724,747

Variable Annuity Account B

Lexington Emerging Markets Fund:
   Annuity contracts in accumulation ...........  $    1,509,423
Lexington Natural Resources Trust Fund:
   Annuity contracts in accumulation ...........       3,954,893
MFS Funds:
 Total Return Series:
   Annuity contracts in accumulation ...........      38,137,728
 Worldwide Government Series:
   Annuity contracts in accumulation ...........       2,014,138
Oppenheimer Funds:
 Aggressive Growth Fund:
   Annuity contracts in accumulation ...........      11,917,723
 Global Securities Fund:
   Annuity contracts in accumulation ...........       7,653,101
 Growth & Income Fund:
   Annuity contracts in accumulation ...........      35,193,209
 Strategic Bond Fund:
   Annuity contracts in accumulation ...........      12,897,019
   Annuity contracts in payment period .........         201,581
Portfolio Partners, Inc (PPI):
 PPI MFS Emerging Equities Portfolio:
   Annuity contracts in accumulation ...........     131,150,274
   Annuity contracts in payment period .........         922,555
 PPI MFS Research Growth Portfolio:
   Annuity contracts in accumulation ...........      88,610,687
 PPI MFS Value Equity Portfolio:
   Annuity contracts in accumulation ...........      27,062,849
   Annuity contracts in payment period .........         903,680
 PPI Scudder International Growth Portfolio:
   Annuity contracts in accumulation ...........      17,577,310
   Annuity contracts in payment period .........          18,946
 PPI T. Rowe Price Growth Equity Portfolio:
   Annuity contracts in accumulation ...........     118,791,854
   Annuity contracts in payment period .........          56,523
                                                  --------------
                                                  $3,956,568,422
                                                  ==============


See Notes to Financial Statements

Variable Annuity Account B

Statements of Operations and Changes in Net Assets


                                                                                  Year Ended December 31,
                                                                                  1998                1997
                                                                                  ----                ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends .............................................................    $  325,794,651      $  278,833,116
Expenses: (Notes 2 and 5)
 Valuation period deductions ...........................................       (42,285,760)        (29,243,851)
                                                                            --------------      --------------
Net investment income ..................................................       283,508,891         249,589,265
                                                                            --------------      --------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ...................................................     1,555,519,398       1,004,789,371
 Cost of investments sold ..............................................     1,412,108,865         933,728,508
                                                                            --------------      --------------
  Net realized gain ....................................................       143,410,533          71,060,863
                                                                            --------------      --------------
Net unrealized gain on investments: (Note 5)
 Beginning of year .....................................................       255,524,506         122,191,053
 End of year ...........................................................       349,806,583         255,524,506
                                                                            --------------      --------------
  Net change in unrealized gain ........................................        94,282,077         133,333,453
                                                                            --------------      --------------
Net realized and unrealized gain on investments ........................       237,692,610         204,394,316
                                                                            --------------      --------------
Net increase in net assets resulting from operations ...................       521,201,501         453,983,581
                                                                            --------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ............................       489,286,251         571,501,505
Transfers from the Company for mortality guarantee adjustments .........          (906,373)            371,835
Transfers from the Company's fixed account options .....................       212,914,994         144,526,667
Redemptions by contract holders ........................................      (167,845,102)        (82,942,177)
Annuity payments .......................................................       (22,421,712)        (16,137,431)
Other ..................................................................         1,896,006           2,327,153
                                                                            --------------      --------------
  Net increase in net assets from unit transactions (Note 5) ...........       512,924,064         619,647,552
                                                                            --------------      --------------
Change in net assets ...................................................     1,034,125,565       1,073,631,133
NET ASSETS:
Beginning of year ......................................................     2,922,442,857       1,848,811,724
                                                                            --------------      --------------
End of year ............................................................    $3,956,568,422      $2,922,442,857
                                                                            ==============      ==============


See Notes to Financial Statements

Variable Annuity Account B

Condensed Financial Information - Year Ended December 31, 1998


--------------------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit               Increase (Decrease)           Units
                                                 --------                   in Value of            Outstanding        Reserves
                                         Beginning       End of             Accumulation              at End           at End
                                          of Year         Year                  Unit                 of Year          of Year
--------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Non-Qualified V                          $  15.392     $  15.855                3.01%                 274,115.2     $ 4,346,011
Non-Qualified V (0.75)                      15.535        16.082                3.52%                 104,608.3       1,682,346
Non-Qualified VII                           15.333        15.769                2.84%               1,027,839.2      16,207,554
Non-Qualified VIII                          14.947        14.012               (6.26%)  (4)           160,746.0       2,252,334
Non-Qualified IX                            15.364        15.786                2.75%                   1,717.5          27,113
Non-Qualified X                             15.422        15.942                3.37%                  24,014.0         382,832
--------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP:
Non-Qualified V                             18.989        21.929               15.48%               2,929,719.6      64,245,891
Non-Qualified V (0.75)                      19.166        22.244               16.06%               1,798,424.8      40,003,913
Non-Qualified VI                            15.962        18.445               15.56%                  43,363.3         799,818
Non-Qualified VII                           18.653        21.507               15.30%               2,533,501.2      54,487,004
Non-Qualified VIII                          14.392        15.212                5.70%  (4)            363,744.6       5,533,430
Non-Qualified IX                            18.954        21.834               15.19%                  30,063.5         656,418
Non-Qualified X                             19.016        22.015               15.77%                 452,763.7       9,967,686
Non-Qualified XI                            15.985        18.517               15.84%                   6,799.7         125,910
Non-Qualified XIII                           9.555        10.337                8.18%  (10)             5,234.6          54,109
Non-Qualified XIV                            9.276        10.323               11.29%  (8)             17,680.9         182,516
Non-Qualified XV                             9.581        10.316                7.67%  (10)             9,446.8          97,451
Annuity contracts in payment period                                                                                  18,758,905
--------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Non-Qualified V                             13.361        14.270                6.80%               1,129,588.7      16,119,085
Non-Qualified V (0.75)                      13.486        14.475                7.33%               2,012,308.2      29,127,850
Non-Qualified VI                            12.204        13.041                6.86%                  51,406.2         670,396
Non-Qualified VII                           13.128        13.998                6.63%               1,948,372.8      27,273,239
Non-Qualified VIII                          11.367        11.910                4.78%  (4)            387,994.7       4,620,903
Non-Qualified IX                            13.337        14.208                6.53%                  18,429.1         261,845
Non-Qualified X                             13.373        14.304                6.96%                 452,992.2       6,479,375
Non-Qualified XI                            12.214        13.072                7.02%                   1,301.4          17,012
Non-Qualified XIII                          10.157        10.319                1.59%  (9)             16,581.5         171,096
Non-Qualified XIV                           10.119        10.305                1.84%  (9)             30,948.7         318,914
Non-Qualified XV                            10.188        10.298                1.08%  (10)             3,930.2          40,472
Annuity contracts in payment period                                                                                   5,213,758
--------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Non-Qualified V                             14.432        15.095                4.59%                 218,648.6       3,300,593
Non-Qualified V (0.75)                      14.566        15.312                5.12%                 119,245.6       1,825,908
Non-Qualified VII                           14.377        15.013                4.42%               1,316,579.2      19,766,357
Non-Qualified VIII                          14.044        13.588               (3.25%)  (4)           237,468.1       3,226,692
Non-Qualified IX                            14.406        15.030                4.33%                     457.5           6,876
Non-Qualified X                             14.461        15.179                4.97%                  10,768.7         163,454
Annuity contracts in payment period                                                                                   1,317,322
--------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Non-Qualified V                             20.717        24.373               17.65%                 737,172.7      17,966,894
Non-Qualified X                             20.717        24.373               17.65%                  58,790.1       1,432,874
--------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Non-Qualified V                             12.636        15.904               25.86%                  92,330.0       1,468,418
Non-Qualified V (0.75)                      12.718        16.087               26.49%                 468,819.8       7,541,894
Non-Qualified IX                            12.613        15.835               25.55%                   9,144.7         144,810
Non-Qualified X                             12.636        15.904               25.86%                   7,601.7         120,897
--------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Non-Qualified V                              9.997        10.062                0.65%  (9)          1,577,071.0      15,867,744
Non-Qualified V (0.75)                       9.997        10.073                0.76%  (9)            614,759.8       6,192,546
Non-Qualified VII                            9.997        10.058                0.61%  (9)          3,322,479.7      33,416,640
Non-Qualified VIII                           9.998        10.067                0.69%  (9)          1,277,188.8      12,857,641
Non-Qualified X                             10.023        10.062                0.39%  (10)            65,946.9         663,527
Non-Qualified XIII                          10.004        10.072                0.68%  (9)            931,827.7       9,385,656
Non-Qualified XIV                           10.000        10.066                0.66%  (9)            884,851.1       8,907,146
Non-Qualified XV                            10.009        10.063                0.54%  (9)            259,978.3       2,616,226
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

--------------------------------------------------------------------------------------------------------------------------------
                                                 Value
                                               Per Unit              Increase (Decrease)         Units
                                               --------                  in Value of          Outstanding      Reserves
                                        Beginning       End of           Accumulation            at End         at End
                                         of Year         Year                Unit               of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Non-Qualified 1964                     $  236.446    $  267.347              13.07%                   958.7   $    256,298
Non-Qualified V                            22.028        24.907              13.07%             9,491,618.9    236,409,291
Non-Qualified V (0.75)                     22.233        25.265              13.64%            12,975,484.3    327,821,341
Non-Qualified VI                           20.614        23.322              13.14%             1,842,162.9     42,963,821
Non-Qualified VII                          22.004        24.839              12.88%             8,999,335.5    223,538,139
Non-Qualified VIII                         16.554        16.604               0.30%  (4)        1,327,156.5     22,036,585
Non-Qualified IX                           21.988        24.800              12.79%               148,050.5      3,671,604
Non-Qualified X                            22.060        25.005              13.35%             3,821,349.4     95,552,990
Non-Qualified XI                           20.644        23.414              13.42%                46,205.4      1,081,861
Non-Qualified XIII                          7.862         9.886              25.74%  (9)          125,488.2      1,240,545
Non-Qualified XIV                           7.672         9.872              28.68%  (9)           55,706.9        549,962
Non-Qualified XV                            8.961         9.866              10.10%  (10)          47,019.7        463,883
Annuity contracts in payment period                                                                            155,197,661
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Non-Qualified V                            13.173        17.912              35.98%               140,521.9      2,516,985
Non-Qualified V (0.75)                     13.239        18.067              36.47%  (1)          428,697.2      7,745,376
Non-Qualified VII                          13.158        17.862              35.75%               738,448.8     13,190,361
Non-Qualified VIII                         15.809        17.909              13.28%  (4)          266,761.0      4,777,514
Non-Qualified IX                           15.727        17.834              13.40%  (4)            2,088.8         37,253
Non-Qualified XIII                          8.387        10.489              25.06%  (9)            8,459.9         88,734
Non-Qualified XIV                           8.359        10.475              25.31%  (9)            8,297.4         86,912
Non-Qualified XV                            8.899        10.468              17.63%  (10)           2,297.8         24,052
Annuity contracts in payment period                                                                              1,199,857
--------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Non-Qualified V                             9.954         9.212              (7.45%) (4)              604.9          5,573
Non-Qualified V (0.75)                      9.941         9.244              (7.01%) (5)           24,320.0        224,813
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Non-Qualified V                            14.444        18.772              29.96%               527,155.0      9,895,905
Non-Qualified V (0.75)                     14.538        18.989              30.62%             1,060,363.0     20,135,153
Non-Qualified VII                          14.414        18.704              29.76%             2,252,763.4     42,134,590
Non-Qualified VIII                         16.421        18.449              12.35%  (4)          609,863.4     11,251,627
Non-Qualified IX                           14.418        18.691              29.64%                23,366.8        436,755
Non-Qualified XIII                          8.469        10.716              26.53%  (9)           31,054.3        332,779
Non-Qualified XIV                           8.964        10.702              19.39%  (8)           94,255.0      1,008,675
Non-Qualified XV                            9.134        10.694              17.08%  (9)            4,956.9         53,011
Annuity contracts in payment period                                                                              1,829,647
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Non-Qualified V                            10.107        10.891               7.76%  (4)           17,010.7        185,258
Non-Qualified V (0.75)                      9.950        10.928               9.83%  (6)           16,206.7        177,112
Non-Qualified IX                            8.579        10.872              26.73%  (9)            1,230.2         13,375
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Non-Qualified V                             9.996         8.815             (11.81%) (4)           55,563.7        489,810
Non-Qualified V (0.75)                      9.407         8.846              (5.96%) (5)           53,459.5        472,892
Non-Qualified IX                            7.685         8.800              14.51%  (8)              806.6          7,098
--------------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Non-Qualified V                            10.149         9.765              (3.78%) (4)           35,872.2        350,278
Non-Qualified V (0.75)                     10.288         9.798              (4.76%) (5)           28,999.8        284,152
Non-Qualified VII                          10.169         9.754              (4.08%) (5)           45,143.4        440,322
Non-Qualified VIII                         10.100         9.764              (3.33%) (4)           41,046.6        400,784
Non-Qualified XIII                          8.583         9.149               6.59%  (10)             587.0          5,371
Non-Qualified XIV                           8.497         9.137               7.53%  (10)           4,529.2         41,383
Non-Qualified XV                            8.663         9.131               5.40%  (11)             718.1          6,557
Annuity contracts in payment period                                                                                  2,086
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Non-Qualified V                            13.317        14.064               5.61%               197,741.5      2,781,008
Non-Qualified V (0.75)                     13.441        14.266               6.14%               120,311.5      1,716,341
Non-Qualified VII                          13.267        13.989               5.44%             1,551,324.4     21,701,727
Non-Qualified VIII                         13.073        13.037              (0.28%) (4)          467,027.3      6,088,503

Variable Annuity Account B
Condensed Financial Information - Year Ended December 31, 1998 (continued):


--------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit             Increase (Decrease)         Units
                                              --------                 in Value of          Outstanding      Reserves
                                       Beginning     End of           Accumulation             at End         at End
                                        of Year       Year                Unit                of Year        of Year
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP (continued):
Non-Qualified IX                         $13.292     $14.003               5.35%                 1,187.8   $    16,633
Non-Qualified X                           13.343      14.141               5.98%                 1,958.3        27,693
Annuity contracts in payment period                                                                          2,822,843
--------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Non-Qualified V                           11.930      12.425               4.15%             1,146,661.0    14,247,696
Non-Qualified V (0.75)                    12.041      12.604               4.68%             2,102,275.4    26,496,757
Non-Qualified VI                          11.642      12.132               4.21%                67,991.9       824,888
Non-Qualified VII                         11.850      12.322               3.98%             6,973,165.3    85,923,420
Non-Qualified VIII                        10.847      11.141               2.71%  (4)        1,221,158.5    13,605,259
Non-Qualified IX                          11.908      12.372               3.90%                32,766.7       405,379
Non-Qualified X                           11.930      12.425               4.15%               505,775.1     6,284,447
Non-Qualified XI                          11.642      12.132               4.21%                    49.6           602
Non-Qualified XIII                        10.122      10.199               0.76%  (9)          103,625.5     1,056,910
Non-Qualified XIV                         10.086      10.186               0.99%  (8)           44,014.2       448,309
Non-Qualified XV                          10.120      10.179               0.58%  (10)          47,079.4       479,204
Annuity contracts in payment period                                                                            229,509
--------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Non-Qualified V                           10.095       8.873             (12.11%) (4)           17,925.8       159,052
Non-Qualified V (0.75)                     9.678       8.903              (8.01%) (5)           23,760.3       211,549
Non-Qualified VII                         10.043       8.863             (11.75%) (4)           40,811.5       361,711
Non-Qualified VIII                        10.033       8.872             (11.57%) (4)           13,789.3       122,343
Non-Qualified XIII                         8.690       8.903               2.45%  (10)          10,325.4        91,925
Non-Qualified XIV                          8.833       8.891               0.66%  (10)           2,081.8        18,509
Non-Qualified XV                           8.648       8.885               2.74%  (10)              19.2           170
Annuity contracts in payment period                                                                             16,278
--------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Non-Qualified V                           13.654      13.633              (0.15%)               91,991.6     1,254,115
Non-Qualified V (0.75)                    13.704      13.751               0.34%                90,091.7     1,238,889
Non-Qualified VII                         13.638      13.595              (0.32%)              873,315.8    11,872,953
Non-Qualified VIII                        15.596      13.631             (12.60%) (4)          272,561.7     3,715,319
Non-Qualified IX                          13.320      13.574               1.91%  (1)              797.4        10,824
Non-Qualified XIII                         8.799       9.357               6.34%  (10)          13,537.9       126,679
Non-Qualified XIV                          7.219       9.345              29.45%  (9)            7,786.6        72,764
Non-Qualified XV                           8.739       9.338               6.85%  (11)             396.1         3,699
Annuity contracts in payment period                                                                            197,498
--------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Non-Qualified V                           13.261      16.030              20.88%                60,870.3       975,730
Non-Qualified V (0.75)                    12.632      16.169              28.00%  (1)           91,721.6     1,483,031
Non-Qualified VII                         13.246      15.985              20.68%               841,077.5    13,444,950
Non-Qualified VIII                        15.274      16.028               4.94%  (4)          173,741.4     2,784,641
Non-Qualified IX                          14.467      15.960              10.32%  (3)               53.9           860
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds:
Capital Appreciation Fund:
Non-Qualified XIII                         7.522      10.245               36.20% (9)           10,912.8       111,802
Non-Qualified XIV                          7.914      10.231               29.28% (9)           17,420.4       178,233
Non-Qualified XV                           9.078      10.224               12.62% (10)             856.5         8,757
--------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund:
Non-Qualified XIII                         7.948      10.663               34.16% (9)            3,665.9        39,090
Non-Qualified XIV                          8.179      10.649               30.20% (9)            9,967.9       106,146
Non-Qualified XV                           8.830      10.641               20.51% (9)            7,172.1        76,322
--------------------------------------------------------------------------------------------------------------------------------
Growth Fund:
Non-Qualified XIII                         7.856      10.779               37.21% (9)           11,162.9       120,321
Non-Qualified XIV                          8.120      10.764               32.56% (9)           14,904.3       160,430
Non-Qualified XV                           9.702      10.757               10.87% (11)           1,497.6        16,109
--------------------------------------------------------------------------------------------------------------------------------
Value Fund:
Non-Qualified XIII                         7.820      10.616               35.75% (9)           27,667.7       293,713
Non-Qualified XIV                          8.093      10.601               30.99% (9)           29,485.9       312,592
Non-Qualified XV                           9.664      10.594                9.62% (11)           9,218.7        97,665
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Condensed Financial Information - Year Ended December 31, 1998 (continued):


--------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit              Increase (Decrease)          Units
                                              --------                  in Value of           Outstanding       Reserves
                                       Beginning     End of            Accumulation              at End          at End
                                        of Year       Year                 Unit                 of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
Non-Qualified VII                        $16.153     $20.946               29.67%                295,306.5   $   6,185,618
--------------------------------------------------------------------------------------------------------------------------------
Income & Growth Portfolio:
Non-Qualified VII                         16.902      22.064               30.54%                700,861.1      15,463,737
--------------------------------------------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:
Non-Qualified VII                         15.988      24.881               55.62%                682,007.2      16,968,827
Non-Qualified VIII                        13.551      18.206               34.35%  (4)               168.5           3,068
--------------------------------------------------------------------------------------------------------------------------------
American Century Investments:
Balanced Fund:
Non-Qualified VII                         15.312      17.479               14.15%                270,740.7       4,732,298
--------------------------------------------------------------------------------------------------------------------------------
International Fund:
Non-Qualified VII                         13.782      16.139               17.10%                358,674.4       5,788,553
Non-Qualified VIII                        15.241      14.599               (4.21%) (4)               183.2           2,674
--------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Non-Qualified V                           17.779      20.415               14.83%                  8,742.2         178,470
Non-Qualified V (0.75)                    17.944      20.708               15.40%                 35,543.7         736,032
Non-Qualified VII                          9.976      11.437               14.65%                 34,437.7         393,873
Non-Qualified VIII                        10.882      11.456                5.27%  (4)            56,713.4         649,707
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Non-Qualified V                           15.784      17.400               10.24%                298,921.1       5,201,225
Non-Qualified V (0.75)                    15.930      17.650               10.80%                630,681.6      11,131,403
Non-Qualified VII                         18.963      20.872               10.07%              6,923,691.7     144,511,703
Non-Qualified VIII                        15.151      14.942               (1.38%) (4)           919,970.0      13,746,143
Non-Qualified IX                          15.755      17.325                9.97%                  6,719.9         116,422
Non-Qualified X                           15.784      17.400               10.24%                 13,539.3         235,583
Non-Qualified XIII                         8.459       9.911               17.17%  (9)            48,259.6         478,287
Non-Qualified XIV                          8.314       9.897               19.04%  (9)            59,608.6         589,966
Non-Qualified XV                           9.412       9.891                5.09%  (11)            9,907.3          97,989
--------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                           13.904      19.155               37.77%                324,557.7       6,216,774
Non-Qualified V (0.75)                    14.034      19.430               38.45%                595,859.4      11,577,298
Non-Qualified VII                         19.157      26.348               37.54%              4,154,249.8     109,456,984
Non-Qualified VIII                        14.533      17.420               19.87%  (4)           600,814.2      10,466,173
Non-Qualified IX                          13.879      19.072               37.42%                 17,622.0         336,085
Non-Qualified X                           13.904      19.155               37.77%                 24,195.4         463,454
--------------------------------------------------------------------------------------------------------------------------------
High Income Portfolio:
Non-Qualified VII                         13.959      13.168               (5.67%)             3,196,920.6      42,096,053
Non-Qualified VIII                        13.167      11.798              (10.40%) (4)           530,361.7       6,257,364
Non-Qualified XIII                         8.626       8.949                3.74%  (10)           40,909.1         366,076
Non-Qualified XIV                          8.411       8.936                6.24%  (10)           19,660.9         175,698
Non-Qualified XV                           8.987       8.930              (0.63%)  (11)           48,475.9         432,907
Annuity contracts in payment period                                                                                503,361
--------------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Non-Qualified V                           12.381      13.786               11.35%                 54,225.5         747,571
Non-Qualified V (0.75)                    12.496      13.984               11.91%                141,714.4       1,981,774
Non-Qualified VII                         13.682      15.210               11.17%                929,309.5      14,135,208
Non-Qualified VIII                        13.796      12.879               (6.65%) (4)            77,430.9         997,217
Non-Qualified IX                          12.358      13.727               11.08%                  1,826.6          25,073
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:
Non-Qualified VII                         15.679      17.786               13.44%              1,019,122.4      18,126,177
Non-Qualified VIII                        13.995      14.783                5.63%  (4)           154,808.5       2,288,561
--------------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Non-Qualified V                           15.374      19.735               28.37%                488,102.2       9,632,520
Non-Qualified V (0.75)                    15.517      20.018               29.01%                779,941.7      15,612,818
Non-Qualified VII                         17.066      21.872               28.16%              5,718,965.7     125,086,950


Variable Annuity Account B

--------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit            Increase (Decrease)         Units
                                              --------                 in Value of          Outstanding      Reserves
                                       Beginning     End of           Accumulation            at End         at End
                                        of Year       Year                Unit               of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio (continued):
Non-Qualified VIII                       $15.503     $17.492             12.83%  (4)          637,258.2   $ 11,146,870
Non-Qualified IX                          15.346      19.649             28.04%                20,906.9        410,809
Non-Qualified X                           15.374      19.735             28.37%                14,618.4        288,488
Non-Qualified XIII                         8.083      10.535             30.34%  (9)           42,196.2        444,543
Non-Qualified XIV                          8.746      10.521             20.29%  (8)           29,543.1        310,821
Non-Qualified XV                           8.946      10.514             17.53%  (10)           3,861.0         40,594
--------------------------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
Non-Qualified VII                         17.961      22.727             26.54%             5,533,320.3    125,753,551
Non-Qualified VIII                        17.227      18.925              9.86%  (4)          844,489.5     15,982,287
--------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:
Non-Qualified VII                         11.597      12.446              7.32%               457,640.6      5,695,641
--------------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
American Leaders Fund II:
Non-Qualified VII                         20.287      23.528             15.98%             5,705,447.4    134,238,634
Non-Qualified VIII                        16.597      16.869              1.64%  (5)            9,455.9        159,510
Annuity contracts in payment period                                                                             51,858
--------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund II:
Non-Qualified VII                         12.305      14.013             13.88%             2,043,618.6     28,656,460
Annuity contracts in payment period                                                                              7,576
--------------------------------------------------------------------------------------------------------------------------------
Growth Strategies Fund II:
Non-Qualified VII                         15.777      18.269             15.80%             1,502,535.0     27,450,515
--------------------------------------------------------------------------------------------------------------------------------
High Income Bond Fund II:
Non-Qualified VII                         14.724      14.910              1.26%             3,345,668.5     49,883,928
Non-Qualified VIII                        12.832      12.629             (1.58%) (4)              301.1          3,803
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund II:
Non-Qualified VII                         11.888      14.719             23.81%             1,190,289.9     17,519,674
Non-Qualified VIII                        13.748      13.523             (1.64%) (7)              132.3          1,790
--------------------------------------------------------------------------------------------------------------------------------
Prime Money Fund II:
Non-Qualified VII                         11.119      11.503              3.45%               701,312.8      8,067,320
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:
Non-Qualified VII                         11.883      12.614              6.15%             1,272,804.3     16,054,824
--------------------------------------------------------------------------------------------------------------------------------
Utility Fund II:
Non-Qualified VII                         16.611      18.663             12.35%             1,625,061.9     30,328,887
Non-Qualified VIII                        13.786      15.472             12.23%  (7)               67.9          1,050
Annuity contracts in payment period                                                                              7,667
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Non-Qualified V                           15.410      20.433             32.60%               512,154.4     10,464,741
Non-Qualified V (0.75)                    15.554      20.726             33.25%               459,709.5      9,528,051
Non-Qualified VII                         15.418      20.410             32.38%             1,622,088.6     33,106,814
Non-Qualified VIII                        12.108      14.162             16.96%  (4)          216,957.5      3,072,646
Non-Qualified IX                          15.382      20.345             32.26%                12,305.4        250,348
Non-Qualified X                           15.410      20.433             32.60%                24,372.9        498,007
Non-Qualified XIII                         7.183      11.042             53.72%  (9)           18,317.8        202,268
Non-Qualified XIV                          6.858      11.027             60.79%  (9)           21,356.2        235,501
Non-Qualified XV                           9.497      11.020             16.04%  (11)             943.6         10,398
--------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Non-Qualified V                           14.990      19.880             32.62%               334,507.8      6,649,987
Non-Qualified V (0.75)                    15.130      20.165             33.28%               241,070.0      4,861,245
Non-Qualified VII                         16.692      22.101             32.40%             2,277,803.6     50,341,553
Non-Qualified VIII                        15.156      17.569             15.92%  (4)          480,187.2      8,436,522
Non-Qualified IX                          14.963      19.794             32.29%                 7,705.0        152,514
Non-Qualified X                           14.990      19.880             32.62%                 6,712.2        133,439
Non-Qualified XIII                         9.175      10.945             19.29%  (9)          114,602.5      1,254,291
Non-Qualified XIV                          8.301      10.930             31.67%  (9)           27,397.4        299,452
Non-Qualified XV                           9.275      10.923             17.77%  (8             9,108.3         99,486
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

--------------------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit             Increase (Decrease)         Units
                                                 --------                 in Value of          Outstanding      Reserves
                                          Beginning     End of           Accumulation             at End         at End
                                           of Year       Year                Unit                of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Non-Qualified V                             $14.393     $15.509               7.75%                85,516.5   $  1,326,243
Non-Qualified V (0.75)                       14.527      15.731               8.29%               199,466.7      3,137,882
Non-Qualified VII                            14.320      15.405               7.58%               855,509.7     13,179,344
Non-Qualified VIII                           12.363      12.873               4.13%  (4)          221,988.1      2,857,737
Non-Qualified IX                             14.367      15.442               7.48%                 3,382.6         52,233
Non-Qualified X                              14.630      15.509               6.01%  (2)            5,158.4         80,000
--------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                              15.414      20.651              33.98%               217,309.5      4,487,701
Non-Qualified V (0.75)                       15.558      20.948              34.64%               244,106.5      5,113,454
Non-Qualified VII                            18.340      24.532              33.76%             2,097,548.1     51,456,280
Non-Qualified VIII                           15.094      17.461              15.68%  (4)          281,233.5      4,910,658
Non-Qualified IX                             15.386      20.562              33.64%                 4,444.5         91,388
Non-Qualified X                              15.414      20.651              33.98%                 1,027.9         21,226
Non-Qualified XIII                            7.907      10.938              38.33%  (9)          138,459.2      1,514,405
Non-Qualified XIV                             7.596      10.923              43.80%  (9)           35,759.3        390,592
Non-Qualified XV                              9.157      10.915              19.20%  (10)           6,648.3         72,569
Annuity contracts in payment period                                                                              1,585,189
--------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Non-Qualified V                              16.745      21.320              27.32%             1,069,704.4     22,805,969
Non-Qualified V (0.75)                       16.901      21.626              27.96%             1,346,456.7     29,118,282
Non-Qualified VII                            18.910      24.039              27.12%             7,196,142.1    172,985,648
Non-Qualified VIII                           16.509      17.358               5.14%  (4)          941,812.3     16,347,812
Non-Qualified IX                             16.714      21.228              27.01%                28,229.7        599,257
Non-Qualified X                              16.745      21.320              27.32%                45,970.7        980,091
Non-Qualified XIII                            7.245       9.576              32.17%  (9)           63,712.4        610,124
Non-Qualified XIV                             8.027       9.563              19.14%  (8)           39,601.7        378,723
Non-Qualified XV                              8.519       9.557              12.18%  (10)           7,974.3         76,209
Annuity contracts in payment period                                                                              3,724,747
--------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Non-Qualified VII                             8.572       6.068             (29.21%)              247,857.1      1,509,423
--------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Non-Qualified V                              13.896      11.030             (20.62%)               89,735.0        989,787
Non-Qualified V (0.75)                       14.025      11.189             (20.22%)               92,175.0      1,031,313
Non-Qualified VII                            13.794      10.932             (20.75%)              174,370.9      1,906,192
Non-Qualified IX                             13.870      10.982             (20.82%)                  752.5          8,264
Non-Qualified X                              13.896      11.030             (20.62%)                1,753.1         19,337
--------------------------------------------------------------------------------------------------------------------------------
MFS Funds:
Total Return Series:
Non-Qualified VII                            13.030      14.432              10.76%             2,203,926.5     31,807,542
Non-Qualified VIII                           14.096      14.491               2.80%  (4)          400,395.8      5,802,076
Non-Qualified XIII                            9.712      10.171               4.73%  (10)          11,625.0        118,235
Non-Qualified XIV                             9.772      10.157               3.94%  (10)          12,838.2        130,398
Non-Qualified XV                              9.737      10.150               4.24%  (10)          27,534.1        279,477
--------------------------------------------------------------------------------------------------------------------------------
Worldwide Government Series:
Non-Qualified VII                            10.207      10.860               6.40%               156,298.4      1,697,332
Non-Qualified VIII                           10.312      10.904               5.74%  (4)           29,054.9        316,806
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund:
Non-Qualified VII                            12.204      13.520              10.78%               659,693.3      8,919,034
Non-Qualified VIII                           14.076      13.556              (3.69%) (4)          211,732.4      2,870,164
Non-Qualified XIII                            7.289       9.362              28.44%  (9)              730.2          6,837
Non-Qualified XIV                             6.300       9.350              48.41%  (9)           12,608.6        117,886
Non-Qualified XV                              8.309       9.343              12.44%  (11)             406.9          3,802
--------------------------------------------------------------------------------------------------------------------------------
Global Securities Fund:
Non-Qualified V                              10.027      10.018              (0.09%) (4)            3,998.3         40,057
Non-Qualified V (0.75)                       10.004      10.053               0.49%  (6)            9,360.1         94,099
Non-Qualified VII                            11.539      12.982              12.51%               465,279.3      6,040,369
Non-Qualified VIII                           13.007      13.016               0.07%  (4)          113,574.5      1,478,339
Non-Qualified IX                              9.378      10.001               6.64%  (11)              23.7            237
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

--------------------------------------------------------------------------------------------------------------------------------
                                                   Value
                                                  Per Unit             Increase (Decrease)           Units
                                                  --------                 in Value of            Outstanding      Reserves
                                             Beginning     End of         Accumulation              at End          at End
                                              of Year       Year              Unit                  of Year         of Year
--------------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund:
Non-Qualified VII                         $  12.785   $  13.199                3.24%               2,014,343.2   $26,587,287
Non-Qualified VIII                           14.890      13.234              (11.12%) (4)            602,061.1     7,967,561
Non-Qualified XIII                            6.913       9.080               31.35%  (9)             27,241.3       247,342
Non-Qualified XIV                             6.647       9.067               36.41%  (9)             41,656.3       377,715
Non-Qualified XV                              8.449       9.061                7.24%  (10)             1,468.2        13,304
--------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund:
Non-Qualified V                               9.952       9.895               (0.57%) (4)              3,006.1        29,745
Non-Qualified V (0.75)                       10.098       9.929               (1.67%) (6)                625.2         6,208
Non-Qualified VII                            10.764      10.921                1.46%                 890,900.1     9,729,448
Non-Qualified VIII                           11.084      10.950               (1.21%) (4)            254,861.2     2,790,663
Non-Qualified IX                              9.889       9.878               (0.11%) (11)                67.2           664
Non-Qualified XIII                            9.550       9.823                2.86%  (10)            21,480.1       211,003
Non-Qualified XIV                             9.566       9.810                2.55%  (9)             13,169.1       129,188
Non-Qualified XV                              9.768       9.803                0.36%  (11)                10.2           100
Annuity contracts in payment period                                                                                  201,581
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Non-Qualified V                              15.219      19.489               28.06%                 695,812.6    13,560,945
Non-Qualified V (0.75)                       15.361      19.769               28.70%                 562,096.7    11,112,279
Non-Qualified VII                            14.707      18.803               27.85%               5,270,772.3    99,108,417
Non-Qualified VIII                           12.011      12.761                6.24%  (4)            509,943.9     6,507,181
Non-Qualified IX                             15.192      19.405               27.73%                  13,060.2       253,436
Non-Qualified X                              15.219      19.489               28.06%                  11,330.3       220,821
Non-Qualified XIII                            7.999      10.371               29.65%  (9)             11,390.8       118,131
Non-Qualified XIV                             6.702      10.357               54.54%  (9)             13,509.1       139,910
Non-Qualified XV                              8.599      10.350               20.36%  (10)            12,479.0       129,154
Annuity contracts in payment period                                                                                  922,555
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Non-Qualified V                              12.744      15.481               21.48%                 605,270.9     9,370,125
Non-Qualified V (0.75)                       12.863      15.703               22.08%                 428,785.0     6,733,360
Non-Qualified VI                             10.761      13.080               21.55%                   8,187.8       107,093
Non-Qualified VII                            12.641      15.331               21.28%               4,136,850.6    63,421,168
Non-Qualified VIII                           10.102      10.532                4.26%  (4)            554,094.8     5,835,838
Non-Qualified IX                             12.721      15.414               21.17%                  21,363.0       329,290
Non-Qualified X                              12.744      15.481               21.48%                 148,963.1     2,306,080
Non-Qualified XI                             11.698      13.080               11.81%  (10)             2,353.6        30,784
Non-Qualified XIII                            8.805      10.113               14.86%  (10)             4,603.7        46,556
Non-Qualified XIV                             9.089      10.099               11.11%  (10)            36,362.5       367,223
Non-Qualified XV                              8.886      10.092               13.57%  (10)             6,259.4        63,170
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Non-Qualified V                              21.343      26.713               25.16%                 303,746.3     8,114,121
Non-Qualified V (0.75)                       21.541      27.097               25.79%                 167,064.5     4,526,964
Non-Qualified VII                            10.152      12.686               24.96%                 881,252.1    11,179,905
Non-Qualified VIII                           12.147      12.708                4.62%  (4)            214,289.8     2,723,123
Non-Qualified IX                             21.304      26.598               24.85%                   1,925.9        51,224
Non-Qualified X                              21.343      26.713               25.16%                   9,947.4       265,731
Non-Qualified XIII                            9.507      10.193                7.22%  (10)            10,086.1       102,811
Non-Qualified XIV                             9.302      10.180                9.44%  (10)             9,561.3        97,330
Non-Qualified XV                              9.421      10.173                7.98%  (11)               161.2         1,640
Annuity contracts in payment period                                                                                  903,680
--------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Non-Qualified V                              17.903      21.057               17.62%                 360,392.4     7,588,700
Non-Qualified V (0.75)                       18.070      21.359               18.20%                 257,953.3     5,509,651
Non-Qualified VII                             9.912      11.640               17.43%                 199,291.3     2,319,696
Non-Qualified VIII                           11.775      11.659               (0.99%) (4)            107,008.6     1,247,585
Non-Qualified IX                             17.870      20.966               17.33%                   5,411.2       113,451
Non-Qualified X                              17.903      21.057               17.62%                   5,244.9       110,442
Non-Qualified XIII                            8.553       9.248                8.13%  (10)            46,182.0       427,101
Non-Qualified XIV                             8.395       9.236               10.02%  (9)             25,859.7       238,833


Variable Annuity Account B

--------------------------------------------------------------------------------------------------------------------------------
                                                     Value
                                                   Per Unit          Increase (Decrease)       Units
                                                   --------              in Value of        Outstanding      Reserves
                                             Beginning     End of        Accumulation          at End         at End
                                              of Year       Year             Unit             of Year         of Year
---------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio (continued):
Non-Qualified XV                             $  8.841    $  9.229           4.39%  (10)          2,367.5   $     21,851
Annuity contracts in payment period                                                                              18,946
---------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Non-Qualified V                                14.400      18.146          26.01%              287,914.4      5,224,616
Non-Qualified V (0.75)                         14.534      18.407          26.65%              335,509.9      6,175,728
Non-Qualified VII                              18.343      23.078          25.81%            4,440,082.5    102,469,170
Non-Qualified VIII                             15.327      16.682           8.84%  (4)         272,321.4      4,542,742
Non-Qualified IX                               14.374      18.068          25.70%               16,259.0        293,769
Non-Qualified X                                14.400      18.146          26.01%                4,729.8         85,829
Annuity contracts in payment period                                                                              56,523
---------------------------------------------------------------------------------------------------------------------------------


Non-Qualified 1964        Individual contracts issued from December 1, 1964 to March 14, 1967.

Non-Qualified V           Group Aetna Plus contracts issued in connection with Deferred
                          Compensation Plans issued since August 28, 1992.

Non-Qualified VI          Certain existing contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

Non-Qualified VII         Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since
                          May 4, 1994.

Non-Qualified VIII        Certain individual Retirement Annuity contracts issued since May 1, 1998.

Non-Qualified IX          Group Aetna Plus contracts issued in connection with Deferred
                          Compensation Plans having contract modifications effective April 7, 1997.

Non-Qualified X           Group Aetna Plus contracts issued in connection with Deferred
                          Compensation Plans having contract modifications effective May 29, 1997.

Non-Qualified XI          Certain contracts previously valued under Non-Qualified VI having contract modifications effective May 29, 1997.

Non-Qualified XIII        Certain individual Retirement Annuity contracts issued since October 1, 1998.

Non-Qualified XIV         Certain individual Retirement Annuity contracts issued since September 1, 1998.

Non-Qualified XV          Certain individual Retirement Annuity contracts issued since September 1, 1998.

Notes to Condensed Financial Information:


 (1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 1998.

 (2) - Reflects less than a full year of performance activity. Funds were first received in this option during February 1998.

 (3) - Reflects less than a full year of performance activity. Funds were first received in this option during March 1998.

 (4) - Reflects less than a full year of performance activity. Funds were first received in this option during May 1998.

 (5) - Reflects less than a full year of performance activity. Funds were first received in this option during June 1998.

 (6) - Reflects less than a full year of performance activity. Funds were first received in this option during July 1998.

 (7) - Reflects less than a full year of performance activity. Funds were first received in this option during August 1998.

 (8) - Reflects less than a full year of performance activity. Funds were first received in this option during September 1998.

 (9) - Reflects less than a full year of performance activity. Funds were first received in this option during October 1998.

(10) - Reflects less than a full year of performance activity. Funds were first received in this option during November 1998.

(11) - Reflects less than a full year of performance activity. Funds were first received in this option during December 1998.

See Notes to Financial Statements

Variable Annuity Account B

Notes to Financial Statements - December 31, 1998

1. Summary of Significant Accounting Policies

   Variable Annuity Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1998:

      Aetna Ascent VP                                          Fidelity Investments Variable Insurance
      Aetna Balanced VP                                        Products Fund II:
      Aetna Bond VP                                            o Asset Manager Portfolio
      Aetna Crossroads VP                                      o Contrafund Portfolio
      Aetna GET Fund, Series B                                 o Index 500 Portfolio
      Aetna GET Fund, Series C                                 o Investment Grade Bond Portfolio
      Aetna GET Fund, Series D                                 Insurance Management Series:
      Aetna Growth and Income VP                               o American Leaders Fund II
      Aetna Growth VP                                          o Equity Income Fund II
      Aetna High Yield VP                                      o Growth Strategies Fund II
      Aetna Index Plus Large Cap VP                            o High Income Bond Fund II
      Aetna Index Plus Mid Cap VP                              o International Equity Fund II
      Aetna Index Plus Small Cap VP                            o Prime Money Fund II
      Aetna International VP                                   o U.S. Government Securities Fund II
      Aetna Legacy VP                                          o Utility Fund II
      Aetna Money Market VP                                    Janus Aspen Series:
      Aetna Real Estate Securities VP                          o Aggressive Growth Portfolio
      Aetna Small Company VP                                   o Balanced Portfolio
      Aetna Value Opportunity VP                               o Flexible Income Portfolio
      AIM V.I. Funds:                                          o Growth Portfolio
      o Capital Appreciation Fund                              o Worldwide Growth Portfolio
      o Growth and Income Fund                                 Lexington Emerging Markets Fund
      o Growth Fund                                            Lexington Natural Resources Trust Fund
      o Value Fund                                             MFS Funds:
      Alger American Funds:                                    o Total Return Series
      o Balanced Portfolio                                     o Worldwide Government Series
      o Income & Growth Portfolio                              Oppenheimer Funds:
      o Leveraged AllCap Portfolio                             o Aggressive Growth Fund
      American Century Investments:                            o Global Securities Fund
      o Balanced Fund                                          o Growth & Income Fund
      o International Fund                                     o Strategic Bond Fund
      Calvert Social Balanced Portfolio                        Portfolio Partners, Inc. (PPI):
      Fidelity Investments Variable Insurance                  o PPI MFS Emerging Equities Portfolio
      Products Fund:                                           o PPI MFS Research Growth Portfolio
      o Equity-Income Portfolio                                o PPI MFS Value Equity Portfolio
      o Growth Portfolio                                       o PPI Scudder International Growth Portfolio
      o High Income Portfolio                                  o PPI T. Rowe Price Growth Equity Portfolio
      o Overseas Portfolio

Variable Annuity Account B

   b. Other

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. Annuity Reserves

   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.


3. Dividend Income

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1998 and December 31, 1997 aggregated $2,351,952,353 and $1,555,519,398; $1,874,026,188 and
   $1,004,789,371, respectively.

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net
   Assets


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                Valuation         Proceeds          Cost of            Net
                                                                 Period             from          Investments       Realized
                                              Dividends        Deductions           Sales            Sold          Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Ascent VP: (1)                       $1,192,999         ($314,522)       $6,202,187       $5,330,213         $871,974
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Balanced VP: (2)                     31,081,246        (2,098,681)       22,863,897       18,450,097        4,413,800
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Bond VP: (3)                          5,276,463          (891,202)       45,551,245       43,538,269        2,012,976
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Crossroads VP: (4)                    1,150,096          (357,408)        3,956,923        3,518,415          438,508
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Get Fund, Series B:                   5,018,284          (317,102)        5,046,075        3,579,372        1,466,703
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Get Fund, Series C:                   1,099,683          (125,657)        4,593,631        3,264,351        1,329,280
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Get Fund, Series D:                     375,948           (91,506)            9,290            9,230               60
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Growth and Income VP: (5)           194,648,930       (11,627,716)      149,305,243      120,221,169       29,084,074
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Growth VP: (6)                           57,222          (185,058)       12,683,460       13,031,327         (347,867)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna High Yield VP: (7)                       22,406              (865)           33,710           33,668               42
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Index Plus Large Cap VP: (8)          3,829,668          (635,743)       17,517,599       14,396,635        3,120,964
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Index Plus Mid Cap VP: (9)               18,437            (1,287)           73,979           81,147           (7,168)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Index Plus Small Cap VP: (10)            38,562            (2,372)          124,787          157,822          (33,035)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna International VP: (11)                   78,439            (5,821)        5,370,639        5,420,699          (50,060)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Legacy VP: (12)                       1,516,017          (403,303)        5,625,929        5,116,001          509,928
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Money Market VP: (13)                 6,326,910        (1,717,493)      386,526,442      385,568,048          958,394
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Real Estate Securities VP: (14)          49,524            (4,403)          197,598          223,098          (25,500)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Small Company VP: (15)                  162,321          (180,527)       17,373,472       19,128,504       (1,755,032)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Value Opportunity VP: (16)              205,253          (172,485)        6,514,348        6,609,710          (95,362)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
          Net Unrealized                                        Net
            Gain (Loss)                     Net          Increase (Decrease)               Net Assets
            -----------                  Change in          In Net Assets                  ----------
   Beginning             End            Unrealized            from Unit           Beginning           End
    of Year            of Year          Gain (Loss)         Transactions           of Year          of Year
------------------------------------------------------------------------------------------------------------------------------------

    $1,034,430         ($204,552)       ($1,238,982)          $3,942,985
                                                                                $ 20,443,736     $ 24,898,190
------------------------------------------------------------------------------------------------------------------------------------
    21,131,758        13,657,518         (7,474,240)           6,148,805
                                                                                 150,761,384      176,154,146
                                                                                  12,080,737       18,758,905
------------------------------------------------------------------------------------------------------------------------------------
       781,718          (271,440)        (1,053,158)          12,050,394
                                                                                  69,236,488       85,100,187
                                                                                   3,681,984        5,213,758
------------------------------------------------------------------------------------------------------------------------------------
       704,161           455,992           (248,169)           8,303,550
                                                                                  20,250,904       28,289,880
                                                                                      69,721        1,317,322
------------------------------------------------------------------------------------------------------------------------------------
     6,194,743         3,285,620         (2,909,123)          (4,718,918)
                                                                                  20,859,924       19,399,768
------------------------------------------------------------------------------------------------------------------------------------
     2,144,550         2,432,614            288,064           (4,244,458)
                                                                                  10,929,107        9,276,019
------------------------------------------------------------------------------------------------------------------------------------
            0           (64,824)            (64,824)          89,687,448
                                                                                           0       89,907,126
------------------------------------------------------------------------------------------------------------------------------------
    67,675,837       (14,386,593)       (82,062,430)         (42,142,027)
                                                                                 892,006,381      955,586,320
                                                                                 130,876,769      155,197,661
------------------------------------------------------------------------------------------------------------------------------------
      (945,071)        4,054,739          4,999,810           21,924,027
                                                                                   3,210,344       28,467,187
                                                                                       8,566        1,199,857
------------------------------------------------------------------------------------------------------------------------------------
             0           (38,627)           (38,627)             247,430
                                                                                           0          230,386
------------------------------------------------------------------------------------------------------------------------------------
     1,342,384         9,544,413          8,202,029           44,321,436
                                                                                  28,074,705       85,248,495
                                                                                     165,083        1,829,647
------------------------------------------------------------------------------------------------------------------------------------
             0            25,068             25,068              340,695
                                                                                           0          375,745
------------------------------------------------------------------------------------------------------------------------------------
             0             8,264              8,264              958,381
                                                                                           0          969,800
------------------------------------------------------------------------------------------------------------------------------------
             0            (4,447)            (4,447)           1,512,822
                                                                                           0        1,528,847
                                                                                           0            2,086
------------------------------------------------------------------------------------------------------------------------------------
       556,022           230,393           (325,629)          13,863,127
                                                                                  18,710,015       32,331,905
                                                                                   1,284,593        2,822,843
------------------------------------------------------------------------------------------------------------------------------------
     1,429,868         1,434,703              4,835           19,490,597
                                                                                 124,939,137      149,772,871
                                                                                           0          229,509
------------------------------------------------------------------------------------------------------------------------------------
             0           (78,505)           (78,505)           1,040,421
                                                                                           0          965,259
                                                                                           0           16,278
------------------------------------------------------------------------------------------------------------------------------------
      (299,676)        1,188,423          1,488,099           12,670,750
                                                                                   6,059,783       18,295,242
                                                                                      47,346          197,498
------------------------------------------------------------------------------------------------------------------------------------
      (545,082)        1,733,031          2,278,113           12,561,099
                                                                                   3,912,594       18,689,212
------------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information of Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                            Valuation       Proceeds        Cost of          Net
                                                                              Period          from        Investments     Realized
                                                               Dividends    Deductions        Sales          Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Funds:
   Capital Appreciation Fund:                                      $4,806         ($202)       $14,985        $12,643        $2,342
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Growth and Income Fund:                                          2,713          (267)        23,669         19,935         3,734
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Growth Fund:                                                     9,742          (211)        23,394         19,680         3,714
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Value Fund:                                                     25,024          (535)        56,171         51,027         5,144
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                                            486,973       (82,216)     1,110,574        897,864       212,710
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Income & Growth Portfolio:                                   1,467,662      (206,029)     3,272,978      2,151,013     1,121,965
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                    631,832      (203,365)     4,222,156      3,043,959     1,178,197
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                                 593,854       (65,789)       611,313        550,274        61,039
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   International Fund:                                            390,912       (86,065)     1,137,750        894,619       243,131
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                             142,097       (14,682)       869,863        750,607       119,256
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     8,906,937    (2,144,267)    25,370,915     20,727,569     4,643,346
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                           11,278,163    (1,400,091)    22,592,809     17,208,859     5,383,950
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                       4,692,207      (673,883)    14,109,054     14,587,749      (478,695)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                          1,031,834      (210,954)    48,431,460     47,643,577       787,883
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                     1,595,388      (233,627)     3,024,858      2,760,267       264,591
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                        6,614,609    (1,728,721)    42,738,053     30,874,729    11,863,324
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                         3,204,277    (1,496,826)    30,685,587     22,118,189     8,567,398
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                               342,576       (87,927)     1,725,694      1,635,019        90,675
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
         Net Unrealized                                     Net
          Gain (Loss)                   Net          Increase (Decrease)               Net Assets
          -----------                Change in          in Net Assets                  ----------
  Beginning           End            Unrealized           from Unit           Beginning           End
   of Year          of Year         Gain (Loss)         Transactions           of Year          of Year
------------------------------------------------------------------------------------------------------------------------------------

          $0          $19,720           $19,720             $272,126
                                                                                      $0         $298,792
------------------------------------------------------------------------------------------------------------------------------------
           0           17,765            17,765              197,613
                                                                                       0          221,558
------------------------------------------------------------------------------------------------------------------------------------
           0           12,342            12,342              271,273
                                                                                       0          296,860
------------------------------------------------------------------------------------------------------------------------------------
           0           22,553            22,553              651,784
                                                                                       0          703,970
------------------------------------------------------------------------------------------------------------------------------------

     691,602        1,582,996           891,394             (979,394)
                                                                               5,656,151        6,185,618
------------------------------------------------------------------------------------------------------------------------------------
   2,709,055        4,215,812         1,506,757           (2,575,078)
                                                                              14,148,460       15,463,737
------------------------------------------------------------------------------------------------------------------------------------
   1,540,243        6,533,437         4,993,194           (3,907,972)
                                                                              14,280,009       16,971,895
------------------------------------------------------------------------------------------------------------------------------------

     462,379          487,853            25,474             (525,510)
                                                                               4,643,230        4,732,298
------------------------------------------------------------------------------------------------------------------------------------
     361,821          743,148           381,327             (991,033)
                                                                               5,852,955        5,791,227
------------------------------------------------------------------------------------------------------------------------------------
      59,286           14,930           (44,356)             784,430
                                                                                 971,337        1,958,082
------------------------------------------------------------------------------------------------------------------------------------

  19,807,673       22,859,546         3,051,873           22,941,092
                                                                             138,709,740      176,108,721
------------------------------------------------------------------------------------------------------------------------------------
  14,584,513       33,940,400        19,355,887           23,497,310
                                                                              80,401,549      138,516,768
------------------------------------------------------------------------------------------------------------------------------------
   2,722,687       (4,425,686)       (7,148,373)          18,153,824
                                                                              35,217,837       49,328,098
                                                                                  68,542          503,361
------------------------------------------------------------------------------------------------------------------------------------
     460,930          669,980           209,050            3,064,387
                                                                              13,004,643       17,886,843
------------------------------------------------------------------------------------------------------------------------------------

   1,137,702        1,633,427           495,725            6,549,586
                                                                              11,743,075       20,414,738
------------------------------------------------------------------------------------------------------------------------------------
  18,201,832       35,201,475        16,999,643           21,398,116
                                                                             107,827,442      162,974,413
------------------------------------------------------------------------------------------------------------------------------------
  10,882,841       25,538,020        14,655,179           39,819,038
                                                                              76,986,772      141,735,838
------------------------------------------------------------------------------------------------------------------------------------
     387,160          478,048            90,888           (1,318,753)
                                                                               6,578,182        5,695,641
------------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                               Valuation       Proceeds       Cost of          Net
                                                                Period           from       Investments     Realized
                                               Dividends      Deductions         Sales          Sold       Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------

   Insurance Management Series:
   American Leaders Fund II:                  $7,998,351      ($1,792,801)    $11,978,535    $7,178,957    $4,799,578
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Equity Income Fund II:                        129,452         (351,981)      2,362,630     1,928,603       434,027
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                  1,440,579         (346,704)      2,791,762     2,071,376       720,386
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                   1,568,969         (734,892)      9,316,278     8,463,432       852,846
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   International Equity Fund II:                  19,289         (235,997)      1,956,908     1,482,907       474,001
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                          373,803         (110,555)      7,641,997     7,641,997             0
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:           228,386         (196,668)      3,851,945     3,576,274       275,671
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Utility Fund II:                            1,743,305         (392,083)      2,677,845     1,942,231       735,614
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                        0         (548,576)    107,425,514    96,362,874    11,062,640
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                         2,261,301         (641,284)      6,017,873     4,527,218     1,490,655
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                  1,033,461         (191,305)      3,727,543     3,410,925       316,618
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                           3,293,173         (683,049)     26,018,237    18,985,226     7,033,011
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                 8,111,689       (2,748,458)     78,479,604    56,933,615    21,545,989
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:              161,811          (28,458)        724,351     1,074,950      (350,599)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:       340,539          (62,444)      2,112,416     2,109,389         3,027
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   MFS Funds:
   Total Return Series:                          778,001         (405,501)      3,009,737     2,396,400       613,337
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Worldwide Government Series:                   17,379          (22,917)        739,420       740,555        (1,135)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Aggressive Growth Fund:                       152,035         (112,671)     86,439,393    86,664,887      (225,494)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Global Securities Fund:                       387,530          (69,872)     10,919,054    11,293,037      (373,983)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Growth & Income Fund:                       1,054,695         (356,726)      4,266,733     4,140,441       126,292
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
         Net Unrealized                                      Net
           Gain (Loss)                   Net          Increase (Decrease)             Net Assets
           -----------                Change in          in Net Assets                ----------
   Beginning            End           Unrealized           from Unit           Beginning           End
    of Year           of Year        Gain (Loss)         Transactions           of Year          of Year
------------------------------------------------------------------------------------------------------------------------------------

  $30,111,589       $37,231,660       $7,120,071            ($524,859)
                                                                              $16,800,911     $134,398,144
                                                                                   48,751           51,858
------------------------------------------------------------------------------------------------------------------------------------
      911,406         3,973,133        3,061,727            5,452,240
                                                                               19,938,571       28,656,460
                                                                                        0            7,576
------------------------------------------------------------------------------------------------------------------------------------
    3,558,451         5,244,563        1,686,112            1,241,036
                                                                               22,709,106       27,450,515
------------------------------------------------------------------------------------------------------------------------------------
    3,763,082         2,714,767       (1,048,315)          (3,963,730)
                                                                               53,212,853       49,887,731
------------------------------------------------------------------------------------------------------------------------------------
      938,501         3,819,534        2,881,033              437,110
                                                                               13,946,028       17,521,464
------------------------------------------------------------------------------------------------------------------------------------
            0             2,223            2,223              271,362
                                                                                7,530,487        8,067,320
------------------------------------------------------------------------------------------------------------------------------------
      513,199         1,013,377          500,178            2,050,473
                                                                               13,196,784       16,054,824
------------------------------------------------------------------------------------------------------------------------------------
    5,801,015         7,053,257        1,252,242              695,668
                                                                               26,302,858       30,329,937
                                                                                        0            7,667
------------------------------------------------------------------------------------------------------------------------------------
    4,594,517         8,106,849        3,512,332            4,958,453
                                                                               38,383,925       57,368,774
------------------------------------------------------------------------------------------------------------------------------------
    3,462,858        15,241,071       11,778,213           26,193,826
                                                                               31,145,778       72,228,489
------------------------------------------------------------------------------------------------------------------------------------
      367,565           255,193         (112,372)           9,052,449
                                                                               10,534,588       20,633,439
------------------------------------------------------------------------------------------------------------------------------------
    5,764,208        12,281,148        6,516,940           12,764,560
                                                                               40,072,928       68,058,273
                                                                                  645,899        1,585,189
------------------------------------------------------------------------------------------------------------------------------------
   18,210,266        37,241,442       19,031,176           39,032,925
                                                                              160,658,096      243,902,115
                                                                                1,995,445        3,724,747
------------------------------------------------------------------------------------------------------------------------------------
     (709,548)       (1,196,659)        (487,111)            (619,636)
                                                                                2,833,416        1,509,423
 -----------------------------------------------------------------------------------------------------------------------------------
     177,872        (1,266,269)      (1,444,141)          (1,812,452)
                                                                                6,930,364        3,954,893
------------------------------------------------------------------------------------------------------------------------------------
    1,975,149         3,834,735        1,859,586           16,318,427
                                                                               18,973,878       38,137,728
------------------------------------------------------------------------------------------------------------------------------------
       (5,937)          102,292          108,229              588,288
                                                                                1,324,295        2,014,138
------------------------------------------------------------------------------------------------------------------------------------
      133,786         1,243,228        1,109,442            7,306,211
                                                                                3,688,200       11,917,723
------------------------------------------------------------------------------------------------------------------------------------
         (846)          786,005          786,851            4,241,638
                                                                                2,680,937        7,653,101
------------------------------------------------------------------------------------------------------------------------------------
      465,927          (435,824)        (901,751)          22,581,792
                                                                               12,688,907       35,193,209
------------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                  Valuation          Proceeds          Cost of              Net
                                                                    Period             from          Investments          Realized
                                                Dividends         Deductions          Sales             Sold             Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------

   Strategic Bond Fund:                            $150,955         ($113,793)        $1,981,154        $2,006,416         ($25,262)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc. (PPI):
   PPI MFS Emerging Equities Portfolio:             321,152        (1,493,640)        87,290,554        78,385,480        8,905,074
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                18,247        (1,021,049)        37,548,653        34,203,994        3,344,659
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                   34,159          (276,002)        13,051,497        11,621,475        1,430,022
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:       29,626          (167,735)       136,940,032       134,230,073        2,709,959
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:       576,750        (1,411,791)        16,657,996        15,110,779        1,547,217
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account B            $325,794,651      ($42,285,760)    $1,555,519,398    $1,412,108,865     $143,410,533
====================================================================================================================================


(1) - Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.

(2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced VP.

(3) - Effective May 1, 1998, Aetna Income Shares' name changed to Aetna Bond VP.

(4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.

(5) - Effective May 1, 1998, Aetna Variable Fund's name changed to Aetna Growth and Income VP.

(6) - Effective May 1, 1998, Aetna Variable Growth Portfolio's name changed to Aetna Growth VP.

(7) - Effective May 1, 1998, Aetna High Yield Portfolio's name changed to Aetna High Yield VP.

(8) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.

(9) - Effective May 1, 1998, Aetna Index Plus Mid Cap Portfolio's name changed to Aetna Index Plus Mid Cap VP.

(10) -Effective May 1, 1998, Aetna Index Plus Small Cap Portfolio's name changed to Aetna Index Plus Small Cap VP.

(11) -Effective May 1, 1998, Aetna International Portfolio's name changed to Aetna International VP.

(12) -Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.

(13) -Effective May 1, 1998, Aetna Variable Encore Fund's name changed to Aetna Money Market VP.

(14) -Effective May 1, 1998, Aetna Real Estate Securities Portfolio's name changed to Aetna Real Estate Securities VP.

(15) -Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.

(16) -Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

------------------------------------------------------------------------------------------------------------------------------------
          Net Unrealized                                    Net
           Gain (Loss)                   Net         Increase (Decrease)                  Net Assets
           -----------                Change in         in Net Assets                     ----------
   Beginning            End           Unrealized          from Unit            Beginning              End
    of Year           of Year        Gain (Loss)        Transactions            of Year             of Year
------------------------------------------------------------------------------------------------------------------------------------

     ($21,173)          $47,663          $68,836          $9,925,163
                                                                                $3,092,701         $12,897,019
                                                                                         0             201,581
------------------------------------------------------------------------------------------------------------------------------------
     (753,832)       19,423,983       20,177,815           8,869,734
                                                                                94,796,247         131,150,274
                                                                                   496,447             922,555
------------------------------------------------------------------------------------------------------------------------------------
   (1,162,926)       11,016,482       12,179,408           8,222,292
                                                                                65,867,130          88,610,687
------------------------------------------------------------------------------------------------------------------------------------
      220,662         3,770,053        3,549,391           7,801,278
                                                                                15,049,606          27,062,849
                                                                                   378,075             903,680
------------------------------------------------------------------------------------------------------------------------------------
      195,427           863,502          668,075           1,706,168
                                                                                12,650,163          17,577,310
                                                                                         0              18,946
------------------------------------------------------------------------------------------------------------------------------------
    1,797,922        24,891,619       23,093,697           4,872,245
                                                                                90,170,258         118,791,854
                                                                                         0              56,523
------------------------------------------------------------------------------------------------------------------------------------
  $255,524,506     $349,806,583      $94,282,077        $512,924,064        $2,922,442,857      $3,956,568,422
====================================================================================================================================

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                               Valuation       Proceeds        Cost of          Net
                                                                Period           from        Investments     Realized
                                              Dividends       Deductions         Sales          Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------

   Aetna Variable Fund:                     $206,171,606      ($9,508,053)    $64,103,032    $51,274,099   $12,828,933
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Income Shares:                        4,333,850         (737,718)     12,717,950     11,951,670       766,280
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                 4,149,350       (1,373,114)    187,177,845    187,281,193      (103,348)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:      20,983,218       (1,660,805)     12,262,658      9,696,803     2,565,855
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series B:                   3,422,687         (286,592)      1,109,194        713,521       395,673
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series C:                     169,021         (119,214)        963,591        833,090       130,501
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:            1,293,085         (171,542)      2,422,808      2,093,544       329,264
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:        1,366,067         (170,121)      1,119,794        921,119       198,675
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:            1,122,530         (176,596)      1,280,095      1,125,823       154,272
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Portfolio, Inc.:
   Capital Appreciation Portfolio:               621,617          (11,486)        125,792        110,176        15,616
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                             848,691           (9,678)        592,546        560,620        31,926
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Index Plus Portfolio:                       1,110,445         (154,416)      2,229,246      1,790,247       438,999
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Small Company Portfolio:                      366,132          (19,387)        261,692        230,152        31,540
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                           142,299          (73,798)      1,098,365      1,473,706      (375,341)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
          Net Unrealized                                   Net
           Gain (Loss)                   Net         Increase (Decrease)                Net Assets
           -----------                 Change in         In Net Assets                  -----------
    Beginning            End          Unrealized          from Unit           Beginning            End
     of Year           of Year       Gain (Loss)        Transactions           of Year           of Year
------------------------------------------------------------------------------------------------------------------------------------

   $59,979,314      $67,675,837      $7,696,523          $71,233,894
                                                                            $644,728,031      $892,006,381
                                                                              89,732,216       130,876,769
------------------------------------------------------------------------------------------------------------------------------------
       379,633          781,718         402,085           (1,964,060)
                                                                              66,534,546        69,236,488
                                                                               3,583,489         3,681,984
------------------------------------------------------------------------------------------------------------------------------------
      (540,607)       1,429,868       1,970,475           13,513,776
                                                                             106,781,998       124,939,137
------------------------------------------------------------------------------------------------------------------------------------
    15,114,435       21,131,758       6,017,323            7,591,834
                                                                             119,402,212       150,761,384
                                                                               7,942,484        12,080,737
------------------------------------------------------------------------------------------------------------------------------------
     4,487,610        6,194,743       1,707,133             (712,316)
                                                                              16,333,339        20,859,924
------------------------------------------------------------------------------------------------------------------------------------
       144,834        2,144,550       1,999,716             (532,193)
                                                                               9,281,276        10,929,107
------------------------------------------------------------------------------------------------------------------------------------
       276,453        1,034,430         757,977           12,596,284
                                                                               5,638,668        20,443,736
------------------------------------------------------------------------------------------------------------------------------------
       151,493          704,161         552,668           13,077,636
                                                                               5,295,700        20,250,904
                                                                                       0            69,721
------------------------------------------------------------------------------------------------------------------------------------
        46,576          556,022         509,446           12,197,969
                                                                               6,186,987        18,710,015
                                                                                       0         1,284,593
------------------------------------------------------------------------------------------------------------------------------------
             0         (545,082)       (545,082)           3,831,929
                                                                                       0         3,912,594
------------------------------------------------------------------------------------------------------------------------------------
             0         (945,071)       (945,071)           3,293,042
                                                                                       0         3,210,344
                                                                                       0             8,566
------------------------------------------------------------------------------------------------------------------------------------
        (4,046)       1,342,384       1,346,430           23,512,958
                                                                               1,985,372        28,074,705
                                                                                       0           165,083
------------------------------------------------------------------------------------------------------------------------------------
             0         (299,676)       (299,676)           6,028,520
                                                                                       0         6,059,783
                                                                                       0            47,346
------------------------------------------------------------------------------------------------------------------------------------
      (461,380)         691,602       1,152,982            1,032,718
                                                                               3,777,291         5,656,151
------------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                            Valuation       Proceeds        Cost of         Net
                                                                              Period          from        Investments    Realized
                                                               Dividends    Deductions        Sales          Sold       Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------

   Alger American Funds (continued):
   Growth Portfolio: (1)                                         $506,477     ($685,927)  $ 78,591,434   $ 64,519,617  $ 14,071,817
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                                   401,543      (156,768)     2,602,037      3,401,714      (799,677)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                          0      (196,601)     7,570,244      6,461,486     1,108,758
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   MidCap Growth Portfolio: (1)                                   350,028      (308,858)    49,795,194     45,404,313     4,390,881
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio: (2)                          2,260,717      (722,118)   118,175,863    114,437,088     3,738,775
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                                 199,265       (58,943)       704,536        619,119        85,417
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Capital Appreciation Fund: (3)                                 725,963      (365,809)    47,909,593     51,060,683    (3,151,090)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   International Fund:                                            176,899       (85,324)     4,226,767      3,417,937       808,830
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                              67,562        (7,128)       212,241        199,799        12,442
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     7,870,976    (1,400,361)    17,887,517     15,251,625     2,635,892
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                            2,159,319      (938,752)    10,659,015      9,711,716       947,299
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                       1,270,071      (337,944)     4,857,948      4,277,783       580,165
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                            863,493      (164,196)     5,725,552      5,116,905       608,647
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                       761,827      (120,783)     1,009,159        904,890       104,269
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                        1,931,363    (1,125,088)    13,933,668     10,543,199     3,390,469
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                         1,159,193      (771,581)    17,678,295     13,392,232     4,286,063
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                               277,920       (79,205)     1,100,211      1,085,995        14,216
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
         Net Unrealized                                      Net
          Gain (Loss)                    Net          Increase (Decrease)               Net Assets
          -----------                Change in          In Net Assets                   ----------
   Beginning           End           Unrealized            from Unit           Beginning           End
    of Year          of Year         Gain (Loss)         Transactions           of Year          of Year
------------------------------------------------------------------------------------------------------------------------------------

   $2,349,936               $0       ($2,349,936)        ($55,087,434)
                                                                             $43,545,003                $0
------------------------------------------------------------------------------------------------------------------------------------
     (828,912)       2,709,055         3,537,967            4,693,808
                                                                               6,471,587        14,148,460
------------------------------------------------------------------------------------------------------------------------------------
      220,810        1,540,243         1,319,433              628,691
                                                                              11,419,728        14,280,009
------------------------------------------------------------------------------------------------------------------------------------
      682,424                0          (682,424)         (23,592,354)
                                                                              19,842,727                 0
------------------------------------------------------------------------------------------------------------------------------------
     (495,260)               0           495,260          (64,524,063)
                                                                              58,751,429                 0
------------------------------------------------------------------------------------------------------------------------------------
      145,325          462,379           317,054            1,109,081
                                                                               2,991,356         4,643,230
------------------------------------------------------------------------------------------------------------------------------------
   (1,588,390)               0         1,588,390          (43,166,616)
                                                                              44,369,162                 0
------------------------------------------------------------------------------------------------------------------------------------
      375,835          361,821           (14,014)             259,970
                                                                               4,706,594         5,852,955
------------------------------------------------------------------------------------------------------------------------------------
         (881)          59,286            60,167              241,657
                                                                                 596,637           971,337
------------------------------------------------------------------------------------------------------------------------------------
    5,773,475       19,807,673        14,034,198           43,088,538
                                                                              72,480,497       138,709,740
------------------------------------------------------------------------------------------------------------------------------------
    3,258,300       14,584,513        11,326,213            8,978,986
                                                                              57,928,484        80,401,549
------------------------------------------------------------------------------------------------------------------------------------
      814,429        2,722,687         1,908,258           17,156,365
                                                                              14,709,464        35,217,837
                                                                                       0            68,542
------------------------------------------------------------------------------------------------------------------------------------
      743,689          460,930          (282,759)           2,276,187
                                                                               9,703,271        13,004,643
------------------------------------------------------------------------------------------------------------------------------------
      484,182        1,137,702           653,520            4,412,778
                                                                               5,931,464        11,743,075
------------------------------------------------------------------------------------------------------------------------------------
    6,210,754       18,201,832        11,991,078           35,101,002
                                                                              56,538,618       107,827,442
------------------------------------------------------------------------------------------------------------------------------------
    2,241,040       10,882,841         8,641,801           36,290,926
                                                                              27,380,370        76,986,772
------------------------------------------------------------------------------------------------------------------------------------
      175,829          387,160           211,331            1,392,243
                                                                               4,761,677         6,578,182
------------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                   Valuation         Proceeds        Cost of           Net
                                                                    Period             from        Investments      Realized
                                                 Dividends        Deductions          Sales            Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------

   Insurance Management Series:
   American Leaders Fund II:                    $2,033,587        ($1,272,645)      $2,239,581      $1,354,167       $885,414
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Equity Income Fund II:                           52,763           (108,244)         188,614         167,057         21,557
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                       63,162           (214,573)         650,403         461,919        188,484
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                     2,232,254           (576,880)       5,856,816       5,388,542        468,274
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   International Equity Fund II:                     8,680           (138,835)         787,960         678,156        109,804
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                            365,689           (107,783)       7,931,948       7,931,971            (23)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:             366,225           (147,271)       3,825,499       3,747,648         77,851
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Utility Fund II:                                838,523           (291,277)       1,512,321       1,157,193        355,128
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                          0           (419,040)      19,586,639      19,136,007        450,632
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                             786,909           (294,871)       2,053,281       1,687,149        366,132
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                      528,359            (93,943)       1,111,581       1,079,357         32,224
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                               967,832           (429,682)       2,254,366       1,752,378        501,988
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                   62,602            (36,643)      13,023,397      12,927,175         96,222
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                   2,077,847         (1,645,928)      21,615,276      15,329,845      6,285,431
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                  2,717            (53,043)       4,235,697       4,177,632         58,065
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:         209,099            (85,086)       3,246,699       2,653,024        593,675
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
        Net Unrealized                                     Net
          Gain (Loss)                  Net          Increase (Decrease)                Net Assets
          -----------                Change in          In Net Assets                  ----------
  Beginning           End           Unrealized           from Unit           Beginning           End
   of Year          of Year        Gain (Loss)         Transactions           of Year          of Year
------------------------------------------------------------------------------------------------------------------------------------

 $8,810,467      $30,111,589       $21,301,122         $ 32,775,129
                                                                           $61,127,055      $116,800,911
                                                                                     0            48,751
------------------------------------------------------------------------------------------------------------------------------------
          0          911,406           911,406           19,061,089
                                                                                     0        19,938,571
------------------------------------------------------------------------------------------------------------------------------------
    733,393        3,558,451         2,825,058           12,664,797
                                                                             7,182,178        22,709,106
------------------------------------------------------------------------------------------------------------------------------------
  1,022,582        3,763,082         2,740,500           21,197,568
                                                                            27,151,137        53,212,853
------------------------------------------------------------------------------------------------------------------------------------
    307,602          938,501           630,899            7,399,890
                                                                             5,935,590        13,946,028
------------------------------------------------------------------------------------------------------------------------------------
          0                0                 0             (471,714)
                                                                             7,744,318         7,530,487
------------------------------------------------------------------------------------------------------------------------------------
     73,398          513,199           439,801            4,803,969
                                                                             7,656,209        13,196,784
------------------------------------------------------------------------------------------------------------------------------------
  1,730,892        5,801,015         4,070,123            4,555,867
                                                                            16,774,494        26,302,858
------------------------------------------------------------------------------------------------------------------------------------
    534,823        4,594,517         4,059,694            2,750,579
                                                                            31,542,060        38,383,925
------------------------------------------------------------------------------------------------------------------------------------
    373,883        3,462,858         3,088,975           15,424,389
                                                                            11,774,244        31,145,778
------------------------------------------------------------------------------------------------------------------------------------
     73,395          367,565           294,170            4,626,561
                                                                             5,147,217        10,534,588
------------------------------------------------------------------------------------------------------------------------------------
  1,093,423        5,764,208         4,670,785           14,123,750
                                                                            20,884,154        40,072,928
                                                                                     0           645,899
------------------------------------------------------------------------------------------------------------------------------------
    (27,376)               0            27,376           (2,070,168)
                                                                             1,920,611                 0
------------------------------------------------------------------------------------------------------------------------------------
  5,151,123       18,210,266        13,059,143           76,404,357
                                                                            66,472,691       160,658,096
                                                                                     0         1,995,445
------------------------------------------------------------------------------------------------------------------------------------
    (66,591)        (709,548)         (642,957)             952,674
                                                                             2,515,960         2,833,416
------------------------------------------------------------------------------------------------------------------------------------
    538,139          177,872          (360,267)           1,821,159
                                                                             4,751,784         6,930,364
------------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                  Valuation      Proceeds       Cost of          Net
                                                                   Period          from       Investments     Realized
                                                    Dividends    Deductions        Sales          Sold       Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------

   MFS Funds:
   Emerging Growth Series: (2)                            $0      ($232,144)   $37,594,997    $34,076,137    $3,518,860
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Research Series: (3)                                    0       (273,185)    37,686,630     34,109,865     3,576,765
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Total Return Series:                                    0       (154,993)       689,861        564,440       125,421
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Value Series: (5)                                       0        (19,996)     4,332,717      3,942,044       390,673
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Worldwide Government Series:                       15,502        (12,983)       124,845        123,607         1,238
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Neuberger & Berman Advisers Management Trust -
   Growth Portfolio: (5)                             741,183        (92,357)    17,383,777     16,347,694     1,036,083
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Capital Appreciation Fund:                              0        (13,374)     8,964,190      9,092,515      (128,325)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Global Securities Fund:                                 0        (12,451)       850,938        802,777        48,161
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Growth & Income Fund:                              37,178        (35,759)       188,084        164,087        23,997
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                               84,234        (10,842)       122,739        121,006         1,733
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc. PPI:
   PPI MFS Emerging Equities Portfolio:                    0       (120,211)    43,880,815     44,111,392      (230,577)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                      0        (82,490)    37,923,531     37,983,794       (60,263)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                         0        (16,913)     4,632,658      4,633,034          (376)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:             0        (12,760)       259,410        255,379         4,031
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Portfolio:                     0       (115,952)    33,484,569     33,491,822        (7,253)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund -
   International Portfolio: (6)                      275,557       (123,791)    16,445,650     14,417,831     2,027,819
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
         Net Unrealized                                     Net
          Gain (Loss)                   Net          Increase (Decrease)            Net Assets
          -----------                 Change in          In Net Assets              ------------
  Beginning           End            Unrealized           from Unit          Beginning          End
   of Year          of Year         Gain (Loss)         Transactions          of Year         of Year
------------------------------------------------------------------------------------------------------------------------------------

   ($85,796)               $0           $85,796         ($12,370,520)
                                                                             $8,998,008              $0
------------------------------------------------------------------------------------------------------------------------------------
    204,764                 0          (204,764)          (9,875,328)
                                                                              6,776,512               0
------------------------------------------------------------------------------------------------------------------------------------
     72,010         1,975,149         1,903,139           12,883,941
                                                                              4,216,370      18,973,878
------------------------------------------------------------------------------------------------------------------------------------
        935                 0              (935)            (578,583)
                                                                                208,841               0
------------------------------------------------------------------------------------------------------------------------------------
      9,304            (5,937)          (15,241)             927,866
                                                                                407,913       1,324,295
------------------------------------------------------------------------------------------------------------------------------------
     (6,666)                0             6,666           (9,934,149)
                                                                              8,242,574               0
------------------------------------------------------------------------------------------------------------------------------------
          0           133,786           133,786            3,696,113
                                                                                      0       3,688,200
------------------------------------------------------------------------------------------------------------------------------------
          0              (846)             (846)           2,646,073
                                                                                      0       2,680,937
------------------------------------------------------------------------------------------------------------------------------------
          0           465,927           465,927           12,197,564
                                                                                      0      12,688,907
------------------------------------------------------------------------------------------------------------------------------------
          0           (21,173)          (21,173)           3,038,749
                                                                                      0       3,092,701
------------------------------------------------------------------------------------------------------------------------------------
          0          (753,832)         (753,832)          96,397,314
                                                                                      0      94,796,247
                                                                                      0         496,447
------------------------------------------------------------------------------------------------------------------------------------
          0        (1,162,926)       (1,162,926)          67,172,809
                                                                                      0      65,867,130
------------------------------------------------------------------------------------------------------------------------------------
          0           220,662           220,662           15,224,308
                                                                                      0      15,049,606
                                                                                      0         378,075
------------------------------------------------------------------------------------------------------------------------------------
          0           195,427           195,427           12,463,465
                                                                                      0      12,650,163
------------------------------------------------------------------------------------------------------------------------------------
          0         1,797,922         1,797,922           88,495,541
                                                                                      0      90,170,258
------------------------------------------------------------------------------------------------------------------------------------
  1,510,449                 0        (1,510,449)         (12,719,263)
                                                                             12,050,127               0
------------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                          Valuation          Proceeds         Cost of           Net
                                                            Period             from         Investments      Realized
                                         Dividends        Deductions          Sales             Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account B    $278,833,116     ($29,243,851)    $1,004,789,371    $933,728,508    $71,060,863
====================================================================================================================================

(1) - Effective November 28, 1997, this funds assets were transferred to the PPI
      T. Rowe Price Growth Equity Portfolio.

(2) - Effective November 28, 1997, this funds assets were transferred to the PPI MFS Emerging Equities Portfolio.

(3) - Effective November 28, 1997, this funds assets were transferred to PPI MFS Research Growth Fund.

(4) - Effective November 28, 1997, this funds assets were transferred to the Aetna Variable Encore Fund.

(5) - Effective November 28, 1997, this funds assets were transferred to the PPI MFS Value Equity Portfolio.

(6) - Effective November 28, 1997, this funds assets were transferred to the PPI Scudder International Growth Portfolio.

------------------------------------------------------------------------------------------------------------------------------------
           Net Unrealized                                       Net
            Gain (Loss)                     Net          Increase (Decrease)                Net Assets
            -----------                  Change in          In Net Assets                   ----------
    Beginning             End            Unrealized           from Unit            Beginning              End
     of Year            of Year         Gain (Loss)         Transactions            of Year             of Year
------------------------------------------------------------------------------------------------------------------------------------
   $122,191,053      $255,524,506      $133,333,453         $619,647,552        $1,848,811,724      $2,922,442,857
 ===================================================================================================================================

                         Independent Auditors' Report



The Board of Directors of Aetna Life Insurance and Annuity Company and Contract
 Owners of Variable Annuity Account B:



We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 1998, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 1998, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998, in conformity with generally accepted accounting principles.




                  /s/  KPMG LLP


Hartford, Connecticut
February 26, 1999

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
    (a) Financial Statements:
        (1)      Included in Part A:
                 Condensed Financial Information
        (2)      Included in Part B:
                 Financial Statements of Variable Annuity Account B:
                 -  Statement of Assets and Liabilities as of December 31, 1998
                 - Statements of Operations and Changes in Net Assets for the years ended December 31, 1998 and 1997
                 - Condensed Financial Information for the year ended December 31, 1998
                 -  Notes to Financial Statements
                 -  Independent Auditors' Report
                 Financial Statements of the Depositor:
                 -  Independent Auditors' Report
                 - Consolidated Statements of Income for the years ended December 31, 1998, 1997 and 1996
                 -  Consolidated Balance Sheets as of December 31, 1998 and 1997
                 - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1998, 1997 and 1996
                 - Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996
                 -  Notes to Consolidated Financial Statements

    (b) Exhibits
        (1)      Resolution of the Board of Directors of Aetna Life Insurance
                 and Annuity Company establishing Variable Annuity Account B(1)
        (2)      Not applicable
        (3.1)    Broker-Dealer Agreement(2)
        (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                 Agreement(3)
        (4.1)    Variable Annuity Contract (A050SP96)(4)
        (4.2)    Variable Annuity Contract (A050SP99)
        (4.3)    Endorsement SPIAE99 to Variable Annuity Contract A050SP99
        (4.4)    Endorsement SPIAEVW99 to Variable Annuity Contracts A050SP99
                 and SPIA(GR)99
        (4.5)    Endorsement SPIAEW99 to Variable Annuity Contracts A050SP99 and
                 SPIA(GR)99
        (4.6)    Endorsement SPIAEVPG99 to Variable Annuity Contracts A050SP99
                 and SPIA(GR)99
        (4.7)    Endorsement E401SP96 to Variable Annuity Contracts A050SP99 and
                 SPIA(GR)99

        (4.8)    Endorsement E403SP96 to Variable Annuity Contracts A050SP99 and
                 SPIA(GR)99
        (4.9)    Endorsement SPIA457-99 to Variable Annuity Contracts A050SP99
                 and SPIA(GR)99
        (4.10)   Variable Annuity Contract (SPIA(GR)99)
        (4.11)   Variable Annuity Contract Certificate (SPIA(GR)-99CERT)
        (4.12)   Endorsement SPIAE(GR)99 to Variable Annuity Contract SPIA(GR)99
                 and Certificate SPIA(GR)-99CERT
        (4.13)   Endorsement SPIAEVW(GR)99 to Variable Annuity Contract
                 SPIA(GR)99 and Certificate SPIA(GR)-99CERT
        (4.14)   Endorsement SPIAEW(GR)99 to Variable Annuity Contract
                 SPIA(GR)99 and Certificate SPIA(GR)-99CERT
        (4.15)   Endorsement SPIAEVPG(GR)99 to Variable Annuity Contract
                 SPIA(GR)99 and Certificate SPIA(GR)-99CERT
        (4.16)   Endorsement SPIAE401(GR)99 to Variable Annuity Contract
                 SPIA(GR)99 and Certificate SPIA(GR)-99CERT
        (4.17)   Endorsement SPIAE403(GR)99 to Variable Annuity Contract
                 SPIA(GR)99 and Certificate SPIA(GR)-99CERT
        (4.18)   Endorsement SPIAE457(GR)99 to Variable Annuity Contract
                 SPIA(GR)99 and Certificate SPIA(GR)-99CERT
        (4.19)   Endorsement SPIAEIRA(GR)99 to Variable Annuity Contract
                 SPIA(GR)99 and Certificate SPIA(GR)-99CERT
        (5.1)    Variable Annuity Contract Application (82941(2/99))
        (5.2)    Variable Annuity Contract Application for New York
                 (82950(2/99))
        (6.1)    Certificate of Incorporation of Aetna Life Insurance and
                 Annuity Company(5)
        (6.2)    Amendment to Certificate of Incorporation of Aetna Life
                 Insurance and Annuity Company(6)
        (6.3)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(7)
        (7)      Not applicable
        (8.1)    Fund Participation Agreement between Aetna Life Insurance and
                 Annuity Company and AIM dated June 30, 1998(8)
        (8.2)    Service Agreement between Aetna Life Insurance and Annuity
                 Company and AIM effective June 30, 1998(8)
        (8.3)    Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
                 Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                 Aetna GET Fund on behalf of each of its series, Aetna
                 Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May
                 1, 1998(2)
        (8.4)    Amendment dated November 9, 1998 to Fund Participation
                 Agreement by and among Aetna Life Insurance and Annuity
                 Company and Aetna Variable Fund,

                 Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(9)
        (8.5) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
        (8.6) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(9)
        (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(6)
        (8.8) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(10)
        (8.9) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(11)
        (8.10) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
        (8.11) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(12)
        (8.12) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(10)

        (8.13)   Service Contract between Fidelity Distributors Corporation and
                 Aetna Life Insurance and Annuity Company dated May 2, 1997(9)
        (8.14)   Fund Participation Agreement among Janus Aspen Series and Aetna
                 Life Insurance and Annuity Company and Janus Capital
                 Corporation dated December 8, 1997(13)
        (8.15)   Amendment dated October 12, 1998 to Fund Participation
                 Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
                 December 8, 1997(9)
        (8.16)   Service Agreement between Janus Capital Corporation and Aetna
                 Life Insurance and Annuity Company dated December 8, 1997(13)
        (8.17)   Fund Participation Agreement dated March 11, 1997 between Aetna
                 Life Insurance and Annuity Company and Oppenheimer Variable
                 Annuity Account Funds and Oppenheimer Funds, Inc.(14)
        (8.18)   Service Agreement effective as of March 11, 1997 between
                 Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
                 Company(14)
        (9)      Opinion and Consent of Counsel
        (10)     Consent of Independent Auditors
        (11)     Not applicable
        (12)     Not applicable
        (13)     Schedule for Computation of Performance Data(15)
        (14)     Not applicable
        (15.1)   Powers of Attorney(16)
        (15.2)   Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-09515), as filed on August 2, 1996.
5. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
8. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
9. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
10. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

11. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
12. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
13. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
14. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
15. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 9, 1998.
16. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 25, 1999.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                                      Positions and Offices with Depositor
-----------------                                      ------------------------------------

Thomas J. McInerney                                    Director and President

Shaun P. Mathews                                       Director and Senior Vice President

Catherine H. Smith                                     Director, Chief Financial Officer and Senior Vice
                                                       President

Deborah Koltenuk                                       Vice President, Treasurer and Corporate Controller

Therese M. Squillacote                                 Vice President and Chief Compliance Officer

Kirk P. Wickman                                        Senior Vice President, General Counsel and Corporate
                                                       Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 24 to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 33-12723), as filed on March 10, 1999.

Item 27. Number of Contract Owners

     As of February 28, 1999, there were 77,799 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

    (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

    (b) See Item 25 regarding the Depositor.

    (c) Compensation as of December 31, 1998:

          (1)                       (2)                     (3)                  (4)                   (5)

                                                    Compensation on
Name of                  Net Underwriting           Redemption or         Brokerage
Principal Underwriter    Discounts and Commissions  Annuitization         Commissions         Compensation*
---------------------    -------------------------  -------------         -----------         -------------

Aetna Life Insurance                                   $684,000                                 $42,930,000
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                   Aetna Life Insurance and Annuity Company
                   151 Farmington Avenue
                   Hartford, Connecticut  06156

Item 31. Management Services

    Not applicable

Item 32. Undertakings

    Registrant hereby undertakes:

    (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

    (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

    (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

    (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.].

    (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-09515) has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 20th day of April, 1999.

                                             VARIABLE ANNUITY ACCOUNT B OF AETNA
                                             LIFE INSURANCE AND ANNUITY COMPANY
                                               (Registrant)

                                        By:  AETNA LIFE INSURANCE AND ANNUITY
                                             COMPANY
                                               (Depositor)

                                        By:  Thomas J. McInerney*
                                             -----------------------------------
                                             Thomas J. McInerney
                                             President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                                                      Date
---------                              -----                                                      ----

Thomas J. McInerney*                   Director and President                             )
-------------------------------------  (principal executive officer)                      )
Thomas J. McInerney                                                                       )
                                                                                          )
Catherine H. Smith*                    Director and Chief Financial Officer               )   April
-------------------------------------                                                     )
Catherine H. Smith                                                                        )   20, 1999
                                                                                          )
Shaun P. Mathews*                      Director                                           )
-------------------------------------                                                     )
Shaun P. Mathews                                                                          )
                                                                                          )
Deborah Koltenuk*                      Vice President, Treasurer and Corporate Controller )
-------------------------------------                                                     )
Deborah Koltenuk                                                                          )

By:  /s/ J. Neil McMurdie
     ---------------------------------------------
     J. Neil McMurdie
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  Exhibit Index


Exhibit No.    Exhibit
-----------    -------

99-B.4.2       Variable Annuity Contract (A050SP99)                              _________

99-B.4.3       Endorsement SPIAE99 to Variable Annuity Contract A050SP99         _________

99-B.4.4       Endorsement SPIAEVW99 to Variable Annuity Contracts A050SP99
               and SPIA(GR)99                                                    _________

99-B.4.5       Endorsement SPIAEW99 to Variable Annuity Contracts A050SP99
               and SPIA(GR)99                                                    _________

99-B.4.6       Endorsement SPIAEVPG99 to Variable Annuity Contracts
               A050SP99 and SPIA(GR)99                                           _________

99-B.4.7       Endorsement E401SP96 to Variable Annuity Contracts A050SP99
               and SPIA(GR)99                                                    _________

99-B.4.8       Endorsement E403SP96 to Variable Annuity Contracts A050SP99
               and SPIA(GR)99                                                    _________

99-B.4.9       Endorsement SPIA457-99 to Variable Annuity Contracts A050SP99
               and SPIA(GR)99                                                    _________

99-B.4.10      Variable Annuity Contract (SPIA(GR)99)                            _________

99-B.4.11      Variable Annuity Contract Certificate (SPIA(GR)-99CERT)           _________

99-B.4.12      Endorsement SPIAE(GR)99 to Variable Annuity Contract
               SPIA(GR)99 and Certificate SPIA(GR)-99CERT                        _________

99-B.4.13      Endorsement SPIAEVW(GR)99 to Variable Annuity Contract
               SPIA(GR)99 and Certificate SPIA(GR)-99CERT                        _________

99-B.4.14      Endorsement SPIAEW(GR)99 to Variable Annuity Contract
               SPIA(GR)99 and Certificate SPIA(GR)-99CERT                        _________

99-B.4.15      Endorsement SPIAEVPG(GR)99 to Variable Annuity Contract
               SPIA(GR)99 and Certificate SPIA(GR)-99CERT                        _________

99-B.4.16      Endorsement SPIAE401(GR)99 to Variable Annuity Contract
               SPIA(GR)99 and Certificate SPIA(GR)-99CERT                        _________

Exhibit No.    Exhibit
-----------    -------


99-B.4.17      Endorsement SPIAE403(GR)99 to Variable Annuity Contract
               SPIA(GR)99 and Certificate SPIA(GR)-99CERT                        _________

99-B.4.18      Endorsement SPIAE457(GR)99 to Variable Annuity Contract
               SPIA(GR)99 and Certificate SPIA(GR)-99CERT                        _________

99-B.4.19      Endorsement SPIAEIRA(GR)99 to Variable Annuity Contract
               SPIA(GR)99 and Certificate SPIA(GR)-99CERT                        _________

99-B.5.1       Variable Annuity Contract Application (82941(2/99))               _________

99-B.5.2       Variable Annuity Contract Application for New York
               (82950(2/99))                                                     _________

99-B.9         Opinion and Consent of Counsel                                    _________

99-B.10        Consent of Independent Auditors                                   _________